As filed with the Securities and Exchange Commission on August 28, 2006
================================================================================
                                                    1933 Act File No. 333-134540
                                                     1940 Act File No. 811-21905

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

(Check appropriate box or boxes)

[ ]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 2
[ ]  Post-Effective Amendment No. _

and

[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 2

                 First Trust/Aberdeen Emerging Opportunity Fund
          Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

             Eric F. Fess, Esq.               Leonard B. Mackey, Jr., Esq.
           Chapman and Cutler LLP                Clifford Chance US LLP
           111 West Monroe Street                  31 West 52nd Street
          Chicago, Illinois  60603              New York, New York  10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

--------------------

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c)

--------------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

======================================================================================================================

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                    Proposed Maximum       Proposed Maximum
  Title of Securities         Amount Being           Offering Price       Aggregate Offering          Amount of
    Being Registered           Registered               Per Unit               Price(1)           Registration Fee(2)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
  Common Shares, $0.01       $ 7,750,000                 $20.00             $ 155,000,000           $  16,585.00
       par value
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

(1) Estimated solely for the purpose of calculating the registration fee.
(2) $2.14 of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities
Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

======================================================================================================================

                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 28, 2006


PROSPECTUS
----------
                                               SHARES

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

                                  COMMON SHARES

                                $20.00 PER SHARE

                              --------------------

The Fund. First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

Investment Objective. The Fund's investment objective is to provide a high level of total return. There can be no assurance that the Fund's investment objective will be achieved.

Investment Strategy. The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets (hereafter defined) in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. The Fund may invest up to 80% of its Managed Assets in non-investment grade debt issues. Non-investment grade debt issues are commonly referred to as "high yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

No Prior History. Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund's common shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "FEO."

Investment Adviser and Sub-Adviser. First Trust Advisors L.P. ("First Trust Advisors" or the "Adviser") will be the Fund's investment adviser and will be responsible for supervising the Sub-Adviser (as defined below), the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser, is also responsible for determining the Fund's overall investment strategy and overseeing its implementation. Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Adviser") will be the Fund's sub-adviser. See "Management of the Fund" in this prospectus and "Investment Adviser" and "Sub-Adviser" in the Fund's Statement of Additional Information (the "SAI").

                                              (continued on the following page)

     INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS THAT ARE DESCRIBED IN THE "RISKS" SECTION BEGINNING ON PAGE 27 OF THIS PROSPECTUS.

                              --------------------

                                                       PER SHARE      TOTAL (1)

     Public offering price.........................      $20.00           $
     Sales load....................................        $.90           $
     Estimated offering costs (2) (3)..............        $.04           $
     Proceeds, after expenses, to the Fund.........      $19.06           $

                                                       (notes on following page)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The common shares will be ready for delivery on or about            , 2006.

                              --------------------

MERRILL LYNCH & CO.                                                                                               CITIGROUP

ROBERT W. BAIRD & CO.                               CROWELL, WEEDON & CO.                               FERRIS, BAKER WATTS
                                                                                                            INCORPORATED

JANNEY MONTGOMERY SCOTT LLC                        KEYBANC CAPITAL MARKETS                    LADENBURG THALMANN & CO. INC.

OPPENHEIMER & CO.                                    RBC CAPITAL MARKETS                                    RYAN BECK & CO.

STIFEL NICOLAUS                                WEDBUSH MORGAN SECURITIES INC.                        WELLS FARGO SECURITIES

                              --------------------

                  The date of this prospectus is       , 2006.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

(continued from previous page)

Leverage. The Fund may seek to enhance the level of its current distributions through the use of financial leverage. The Fund may utilize leverage through the issuance of preferred shares of beneficial interest ("Preferred Shares"), commercial paper or notes and/or borrowings in an aggregate amount up to 33-1/3% of the Fund's Managed Assets after such issuance and/or borrowing. "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares, if any, and the principal amount of any borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred or of commercial paper or notes issued by the Fund). For purposes of determining Managed Assets, the liquidation preference of the Preferred Shares is not treated as a liability. The issuance of these instruments, which would be senior to the common shares, will result in the financial leveraging of the common shares. Whether to offer Preferred Shares or engage in another form of leveraging, and, if offered, the terms of such shares or leveraging and the timing and other terms of their offering or arrangement will be determined by the Fund's board of trustees ("Board of Trustees"). Through leveraging, the Fund will seek to obtain a higher return for the holders of common shares than if the Fund did not use leverage. Leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the common shares. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Borrowings and Preferred Shares-Effects of Leverage," "Risks-Leverage Risk" and "Description of Shares."

You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares, and retain it for future reference. This prospectus sets forth concisely the information about the Fund that a prospective investor ought to know
before investing. The SAI, dated                       , 2006, as it
may be supplemented, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI, the table of contents of which is on page 49 of this prospectus, annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling (800) 988-5891; by writing to the Fund at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532; or from the Fund's website (http://www.ftportfolios.com). You also may obtain a copy of the SAI (and other information regarding the Fund) from the Securities and Exchange Commission's website (http://www.sec.gov).

The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)

(1)  The Fund has granted the underwriters an option to purchase up to additional common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated offering costs and proceeds, after expenses, to the Fund will be $
, $                , $                 and $                ,
respectively. See "Underwriting."

(2) Total expenses of the offering of the common shares of the Fund paid by the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses described below) are
estimated to be $                , which represents .2% (or $.04 per
common share) of the Fund's offering price. In addition, the Fund anticipates utilizing leverage through the issuance of debt and/or Preferred Shares in the aggregate principal amount of approximately $
          . The offering costs associated with issuing debt and/or
Preferred Shares is expected to be $             , or $            per
common share. The Fund's investment adviser, First Trust Advisors L.P., has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of expenses described below) that exceed .2% (or $.04 per common share) of the Fund's offering price. The Fund's sub-adviser, Aberdeen Asset Management Inc., has agreed to reimburse the Fund's investment adviser for one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per common share) of the Fund's offering price.

(3) The Fund has agreed to pay the underwriters $.00667 per common share as a partial reimbursement of expenses incurred in connection with the offering and to pay certain fees to counsel to the underwriters. The Fund's investment adviser (not the Fund) will pay additional compensation to Merrill Lynch, Pierce, Fenner & Smith Incorporated and will pay a structuring fee to Citigroup Global Markets Inc. The total amount of the foregoing payments will not exceed 4.5% (or $.90 per common share) of the total price to the public of the common shares sold in this offering, but is in addition to the 4.5% (or $.90 per common share) sales load described in the table. See "Underwriting."

                            TABLE OF CONTENTS

                                                                         Page

Prospectus Summary                                                        4
Summary of Fund Expenses                                                 17
The Fund                                                                 18
Use of Proceeds                                                          18
The Fund's Investments                                                   18
Borrowings and Preferred Shares                                          25
Risks                                                                    27
Management of the Fund                                                   35
Net Asset Value                                                          37
Distributions                                                            38
Dividend Reinvestment Plan                                               39
Description of Shares                                                    40
Certain Provisions in the Declaration of Trust                           41
Structure of the Fund; Common Share Repurchases and
   Conversion to Open-End Fund                                           42
Federal Tax Matters                                                      44
Underwriting                                                             46
Administrator, Custodian, Fund Accountant and Transfer Agent             48
Legal Opinions                                                           48
Table of Contents for the Statement of Additional Information            49

                              --------------------

You should rely only on the information contained in this prospectus. Neither the Fund nor the underwriters have authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the underwriters are making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

                           PROSPECTUS SUMMARY

This is only a summary. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained elsewhere in this prospectus and in the SAI, especially the information set forth in this prospectus under the heading "Risks."

The Fund First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. See "The Fund."

The Offering        The Fund is offering                  common shares
                    of beneficial interest ("Common Shares") at $20.00 per share through a group of underwriters (the "Underwriters") led by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill
                    Lynch"). You must purchase at least 100 Common Shares in this offering. The Fund has given the Underwriters an option to purchase up to additional Common Shares to cover orders in excess of Common Shares. The Adviser has agreed to pay
                    (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed
                    .2% (or $.04 per Common Share) of the Fund's offering price.
                    The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price.

Listing The Fund's Common Shares have been approved for listing on the New York Stock Exchange ("NYSE"), subject to notice of issuance, under the symbol "FEO."

Investment Objective
and Policies        The Fund's investment objective is to provide a high
                    level of total return. There can be no assurance that the Fund's investment objective will be achieved.

                    The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. The Fund may invest up to 80% of its Managed Assets in non-investment grade debt issues. Non-investment grade debt issues are rated below "Baa3" by Moody's Investors Service, Inc. ("Moody's"), below "BBB-" by Standard & Poor's Ratings Group, a division of The McGraw Hill Companies, Inc. ("S&P"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. Non-investment grade debt issues are commonly referred to as "high yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

                    Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in equity and fixed-income securities of issuers in emerging market countries. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. Fixed-income securities in which the Fund may invest include securities issued by government, government-related and supranational issuers ("government debt"), corporate debt, asset-backed securities, credit-linked notes and credit default swaps. An "emerging market" country is any country determined to have an emerging market economy, considering factors such as whether the country has a low-to-middle-income economy according to the World Bank or its related organizations, the country's credit rating, its political and economic stability and the development of its financial and capital markets. These countries generally include countries located in Latin America, the Caribbean, Asia, Africa, the Middle East and Eastern and Central Europe. The Fund will be flexibly managed so that, depending on the Sub-Adviser's outlook, it sometimes will be more heavily invested in equity securities or in fixed-income securities. Under normal circumstances, the Fund expects to invest in securities diversified among several countries.

                    The Sub-Adviser will select securities for the portfolio employing the investment strategies established by Aberdeen's Global Emerging Market Equity and Global Emerging Market Debt Teams (collectively the "Investment Team"). The

                    Investment Team will regularly monitor and make allocation decisions to determine the portfolio weighting of equity and fixed-income investments. Allocation between equity and fixed-income investments will vary according to relative value and opportunities identified by the Investment Team. Because markets change over time, the Fund's flexibility allows the Sub-Adviser to modify the Fund's asset allocation in response to changing economic cycles. The Investment Team will also monitor the portfolio allocation to regions, countries and currencies. The Sub-Adviser will select equity and fixed-income securities from a universe of over 45 emerging market countries, utilizing disciplined investment processes focused on proprietary research to determine security selection. In the opinion of the Sub-Adviser, emerging market fixed-income investments offer multiple interest rate opportunities in many currencies. Emerging market equity securities selection is based on a research driven process seeking to identify quality companies at reasonable valuations. The Fund's portfolio positions will be undertaken according to the quality of their risk-adjusted potential return. Aberdeen's Investment Team will have daily responsibility for the management of the portfolio and for the implementation of the investment process, monitored through regular investment committee meetings.

                    The Fund's investment objective is considered fundamental and may not be changed without shareholder approval. The remainder of the Fund's investment policies (other than its investment restrictions which are described in the SAI), including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund will provide investors with at least 60 days' prior notice of any change to an investment strategy of the Fund adopted by the Board of Trustees. There can be no assurance that the Fund's investment objective will be achieved. See "The Fund's Investments" and "Risks" in this prospectus and "Portfolio Composition" and "Additional Information About the Fund's Investments and Investment Risks" in the SAI.

Investment Adviser
and Sub-Adviser     First Trust Advisors L.P. will be the Fund's
                    investment adviser and will be responsible for supervising the Fund's Sub-Adviser, monitoring the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser, is also responsible for determining the Fund's overall investment strategy and overseeing its implementation. Aberdeen Asset Management Inc. will be the Fund's Sub-Adviser.


                    First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991. It serves as investment adviser or portfolio supervisor to investment portfolios with approximately $25.29 billion in assets, which it managed or supervised as of July 31, 2006. See the SAI under "Investment Adviser."

                    Aberdeen is a registered investment adviser and a subsidiary of Aberdeen Asset Management PLC ("Aberdeen PLC"). Aberdeen PLC is the parent company of an asset management group managing approximately $130 billion in assets as of June 30, 2006, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, the Sub-Adviser may use the resources of investment adviser subsidiaries of Aberdeen PLC, pursuant to a memorandum of understanding with advisory affiliates of the Sub-Adviser. See the SAI under "Sub-Adviser."


Strategic
Transactions        The Fund may, but is not required to, use various
                    strategic transactions to seek to (1) reduce interest rate risks arising from any use of financial leverage, (2) facilitate portfolio management, (3) mitigate risks, including interest rate, currency and credit risks, and/or
                    (4) earn income. The Fund may purchase and sell derivative investments such as exchange-listed and over-the-counter put and call options on currencies, securities, fixed-income, currency and interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate and currency transactions such as swaps, caps, floors or collars or credit transactions and credit derivative instruments. The Fund also may purchase derivative instruments that combine features of these instruments.
                    Collectively, all of the above are referred to as "Strategic

                    Transactions." The Fund generally seeks to use these instruments and transactions as a portfolio management or hedging technique to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate and currency exposure of the Fund, or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities.

Borrowings and
Preferred Shares    The Fund may use leverage through the issuance of
                    Preferred Shares, commercial paper or notes and/or borrowings (each a "Leverage Instrument" and collectively, the "Leverage Instruments") in an aggregate amount up to 33-1/3% of the Fund's Managed Assets after such issuance and/or borrowing. The Fund may borrow from banks and other financial institutions. Leverage creates a greater risk of loss, as well as potential for more gain, for the Common
                    Shares than if leverage is not used. The Fund's leveraging strategy may not be successful. See "Risks-Leverage Risk."
                    Subject to market conditions, approximately three months after completion of this offering, the Fund intends to establish a leverage program. Leverage Instruments will have seniority over the Common Shares. The use of Leverage
                    Instruments will leverage your investment in the Common
                    Shares. If the Fund uses Leverage Instruments, associated costs will be borne immediately by holders of Common Shares
                    ("Common Shareholders") and will result in a reduction of the net asset value ("NAV") of the Common Shares.

                    Preferred Shares will pay dividends based on short- term rates, which will be reset frequently. Borrowings may be at a fixed or floating rate and generally will be based upon short-term rates. So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments purchased with leverage exceeds the then current interest rate or dividend rate on the Leverage Instruments, the Fund will generate more return or income than will be needed to pay such dividends or interest payments. In this event, the excess will be available to pay higher dividends to Common Shareholders. When leverage is employed, the NAV and market prices of the Common Shares and the yield to Common Shareholders will be more volatile.

                    There is no assurance that a leverage strategy will be utilized by the Fund or that, if utilized, it will be successful. See "Risks-Leverage Risk."

Distributions       The Fund's present policy, which may be changed any
                    time by the Fund's Board of Trustees, is to make a level dividend distribution each quarter to Common Shareholders after payment of interest on any outstanding borrowings or dividends on any outstanding Preferred Shares. The level dividend rate may be modified by the Board of Trustees from time to time. If, for all quarterly distributions, net investment company taxable income, if any (which term includes net short- term capital gain), as determined as of the close of the Fund's taxable year, is less than the amount of the sum of all of the distributions for the taxable year, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The
                    Fund's final distribution for each calendar year will include any net investment company taxable income undistributed during the year, as well as all net capital gains, if any, realized during the year. In general, the total distributions made in any taxable year (other than distributions of net capital gains) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the shareholder's adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders.

                    The initial distribution is expected to be declared approximately 90 days after the completion of this offering and paid approximately 90 to 120 days after the completion of this offering, depending on market conditions. See "Distributions." In addition, the Fund intends to distribute any net long-term capital gains to Common Shareholders as

Page 6
                    long-term capital gain dividends at least annually. Unless an election is made to receive dividends in cash, Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares through the Fund's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan."

                    If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid to each class of shares for the year in which the income is realized. See "Distributions" and "Borrowings and Preferred Shares."

                    First Trust Advisors has applied to the Securities and Exchange Commission, on behalf of certain closed-end funds for which it acts as investment adviser, for an exemption from Section 19(b) of the Investment Company Act of 1940, as amended (the "1940 Act") and Rule 19b-1 thereunder permitting such funds to make periodic distributions of long-term capital gains, provided that the distribution policy of such funds with respect to their common shares calls for periodic (e.g., quarterly/monthly) distributions in an amount equal to a fixed percentage of the Fund's average net asset value over a specified period of time or market price per common share at or about the time of distribution or pay-out of a level dollar amount. The Fund's Board of Trustees has authorized First Trust Advisors to amend the exemptive application to include the Fund as a party thereto. The exemption also would permit the Fund to make distributions with respect to any Preferred Shares that may be issued by the Fund in accordance with such shares' terms. No assurance can be given that the Securities and Exchange Commission will grant the exemption to the Fund. The staff of the Securities and Exchange Commission has indicated that it has suspended the processing of exemptive applications requesting the type of relief referenced above, pending review by the staff of the results of an industry-wide Securities and Exchange Commission inspection focusing on the dividend practices of closed-end management investment companies. There can be no assurance as to when that review might be completed or whether, following that review, the staff would process such applications or grant such relief. This offering, however, is not contingent upon the receipt of such exemption. See "Distributions."

                    The level dividend distribution described above would result in the payment of approximately the same amount or percentage to Common Shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses the source or sources of the distribution. Thus, if the source of the dividend or other distribution were the original capital contribution of the Common Shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Common Shareholders should read any written disclosure provided pursuant to
                    Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit. In addition, in cases where the Fund would return capital to Common Shareholders, such distribution may impact the Fund's ability to maintain its asset coverage requirements and to pay the dividends on any Preferred Shares that the Fund may issue. See "Distributions."

Administrator,
Custodian, Fund
Accountant and
Transfer Agent      The Fund has retained PFPC Trust Company as
                    custodian, and PFPC Inc. as administrator, fund accountant and transfer agent for the Fund. The Adviser and the Board of Trustees will be responsible for monitoring the activities of the custodian, administrator, fund accountant and transfer agent. See "Administrator, Custodian, Fund
                    Accountant and Transfer Agent."

Closed-End
Structure           Closed-end funds differ from open-end management
                    investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective(s) and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

                    Shares of closed-end funds listed for trading on a securities exchange frequently trade at a discount from net asset value. The market price of such shares may be affected by net asset value, dividend or distribution levels and their stability (which in turn will be affected by levels of dividend or interest payments by the fund's portfolio holdings, the timing and success of the fund's investment strategies, regulations affecting the timing and character of fund distributions, fund expenses and other factors), supply of and demand for the shares, trading volume of the shares, general market, interest rate and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to NAV.

                    The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and believes that the closed-end fund structure is appropriate. As described in this prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Common Shares with respect to its NAV and the Board of Trustees may take certain actions to seek to reduce or eliminate any such discount to NAV. Such actions may include open market repurchases or tender offers for the Common Shares or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share. Investors should assume that it is highly unlikely that the Board of Trustees would vote to convert the Fund to an open-end management investment company. See "Structure of the Fund; Common Share Repurchases and Conversion to Open-End Fund."

Federal Tax Matters Distributions with respect to the Common Shares will constitute dividends to the extent of the Fund's current and accumulated earnings and profits, as calculated for U.S. federal income tax purposes. Such dividends generally will be taxable as ordinary income to Common Shareholders. Distributions of net capital gain that are designated by the Fund as capital gain dividends will be treated as long- term capital gains in the hands of Common Shareholders receiving such distributions. Distributions in excess of the Fund's current and accumulated earnings and profits would first be a tax-free return of capital to the extent of a Common Shareholder's adjusted tax basis in its Common Shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the Common Shares are held as capital assets). In addition, distributions generally will not constitute "qualified dividend income" for federal income tax purposes and thus will not be eligible for the lower tax rates on qualified dividend income. See "Federal Tax Matters."

Special Risk
Considerations      Risk is inherent in all investing. The following
                    discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Risks."

                    No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

                    Investment and Market Risk. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

                    Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                    Emerging Markets Risk. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in equity or fixed-income securities of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities (see "Risks-Non-U.S. Securities Risk"), heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                    Equity Securities Risk. The Fund intends to invest in equity securities. An adverse event affecting the issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The value of the foreign equity securities in which the Fund invests will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies.

                    Fixed-Income Securities Risk. Debt securities, including high yield securities, are subject to certain risks, including:

                    o Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

                    o Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

                    o Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.

                    o Credit Risk. Credit risk is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

                    Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Because the Fund will invest in securities that pay a fixed rate of return, the NAV and market price of the Common Shares will tend to decline if the market interest rates applicable to such investments were to rise. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments pursuant to call provisions. This may lock in a below market yield, increase the security's duration and reduce the value of the security. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

                    Non-Investment Grade Securities Risk. The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's, below "BBB-" by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and principal and are more susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

                       o increased price sensitivity to changing interest rates and to a deteriorating economic environment;

                       o greater risk of loss due to default or declining credit quality;

                       o adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

                       o a negative perception of the high yield market may depress the price and liquidity of high yield securities.

                    Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

                    The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

                    Non-U.S. Securities Risk. The Fund intends to invest a substantial portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region and due to the fact that the Fund will invest in securities of issuers in emerging markets.

                    Government Securities Risk. The ability of a government issuer, especially in an emerging market country, to make timely and complete payments on its debt obligations will be strongly influenced by the government issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a government issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multinational organizations. There are no bankruptcy proceedings similar to those in the United States by which defaulted government debt may be collected. Additional factors that may influence a government issuer's ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and the issuer's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies to which a government debtor may be subject.

                    Non-U.S. Government Securities Risk. Economies and social and political climates in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced extremely high rates of inflation for many years. Unanticipated economic, political and social developments may also affect the values of the Fund's investments and limit the availability of additional investments in such countries. Furthermore, such developments may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against non-U.S. government issuers.

                    Currency Risk. The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks. See "Risks-Derivatives Risk."

                    Preferred Stock Risk. The Fund may invest in preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed-income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

                    Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

                    Asset-Backed Securities Risk. The Fund may invest up to 15% of its Managed Assets in asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

                    Credit Linked Notes Risk. The Fund may invest up to 35% of its Managed Assets in credit linked notes ("Credit Linked Notes"). Credit Linked Notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities." Through the purchase of a Credit Linked Note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the Credit Linked Note in the full amount of the purchase price of the note. The issuer of a Credit Linked Note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the Credit Linked Note at an agreed upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

                    Credit Linked Notes are subject to credit risk of the reference securities underlying the Credit Linked Notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

                    Credit Linked Notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the Credit Linked Note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested and the periodic interest payments expected to be received for the duration of its investment in the Credit Linked Note.

                    The market for Credit Linked Notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Credit Linked Notes. In certain cases, a market price for a Credit Linked Note may not be available.

                    Credit Default Swaps Risk. The Fund may invest in credit default swap transactions for hedging or investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

                    Smaller Capitalization Risk. Certain of the companies in which the Fund may invest may have comparatively smaller capitalizations. The general risks associated with equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies and may be more vulnerable to adverse general market or economic developments. Investments in smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than investments in larger companies. In addition, securities of smaller capitalization companies may not be widely followed by the investment community, which may result in reduced demand for these securities.

                    Market Discount From Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The NAV of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as NAV, dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the Fund's portfolio holdings, the timing and success of the Fund's investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), supply of and demand for the Common Shares, trading volume of the Common Shares, general market, interest rate and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

                    Leverage Risk. The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may also issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from Leverage Instruments). The Fund has the ability, under normal cir-cumstances, to utilize leverage in an amount up to 33-1/3% of the Fund's Managed Assets. However, the Fund currently intends, under normal circumstances, to utilize leverage in an amount of approximately 22.74% of the Fund's Managed Assets. Borrowings and the issuance of Preferred Shares are referred to in this prospectus collectively as "leverage." The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

                       o the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

                       o the risk that fluctuations in interest rates on borrowings and short- term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

                       o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

                       o when the Fund uses financial leverage, the investment advisory fee payable to the Adviser (and by the Adviser to the Sub-Adviser) will be higher than if the Fund did not use leverage.

                    The Sub-Adviser, in its judgment, nevertheless may determine to continue to use leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh any current reduced return.

                    Derivatives Risk. The Fund's Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, the possible default of the other party to the transaction or illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions for hedging, currency and interest rate management purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's Strategic Transactions are not otherwise available to the Fund for investment purposes. See "Risks-Derivatives Risk."

                    The Fund may manage some of its derivative positions, if any, by segregating an amount of cash or liquid securities equal to the face value of those positions. The Fund may also offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under any such transactions (e.g., through offsetting positions), these transactions will be treated as senior securities representing indebtedness ("borrowings") for purposes of the requirement under the 1940 Act and, therefore, the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 33-1/3% of its Managed Assets. See "Borrowings and Preferred Shares." In addition, to the extent that any offsetting positions do not perform in relation to one another as expected, the Fund may perform as if it were leveraged.

                    Portfolio Turnover Risk. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments- Investment Practices-Portfolio Turnover" and "Federal Tax Matters."

                    Market Disruption Risk. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action in Iraq and events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. The Fund cannot predict the effects of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

                    Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of financial leverage would likely increase, which would tend to further reduce returns to Common Shareholders.

                    Illiquid/Restricted Securities Risk. The Fund may invest up to 15% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitations set forth above. The Sub-Adviser, under the supervision of the Board of Trustees, will determine whether restricted securities are illiquid (that is, not readily marketable) and thus subject to the Fund's limit of investing no more than 15% of its Managed Assets in illiquid securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if a liquid market does not develop, or fails to continue to exist, for these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for, or recovers upon the sale of, such securities. Illiquid and restricted securities are also more difficult to value and the Sub-Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

                    Certain Affiliations. Until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

                    Anti-Takeover Provisions. The Fund's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open- end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust" and "Risks-Anti- Takeover Provisions."

                    Secondary Market for the Fund's Shares. The issuance of Common Shares through the Fund's Dividend Reinvestment Plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's Dividend Reinvestment Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the Dividend Reinvestment Plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker- dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

                    Lending Portfolio Securities. To generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of Managed Assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should a borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

                    Certain Other Risks. An investment in the Fund is subject to certain other risks described in the "Risks" section of this prospectus.

                        SUMMARY OF FUND EXPENSES

     The following table assumes the issuance of leverage in the form of debt in an amount equal to 22.74% of the Fund's Managed Assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The "Other expenses" shown in the table and related footnotes are based on estimated amounts.

SHAREHOLDER TRANSACTION EXPENSES
     Sales load paid by you (as a percentage of offering price) .............................................     4.50%
     Offering expenses borne by the Fund (as a percentage of offering price).................................      .20%(1)
     Offering expenses of borrowings expected to be borne by the Fund (as a percentage of offering price)....      .14%(2)
     Dividend Reinvestment Plan fees.........................................................................      None(3)

                                                                                               PERCENTAGE OF NET ASSETS ATTRIBUTABLE
                                                                                                     TO COMMON SHARES (ASSUMES
                                                                                                           DEBT IS USED)(4)
ANNUAL EXPENSES
     Management fees(5) .....................................................................................     1.29%
     Interest payments on borrowed funds.....................................................................     1.81%
     Other expenses..........................................................................................      .34%(2)
                                                                                                                  -----
          Total annual expenses..............................................................................     3.44%
                                                                                                                  =====
---------------

     (1) The Adviser has agreed to pay (i) all organizational expenses and
         (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price.

     (2) If the Fund uses Leverage Instruments in the form of debt, costs of the issuance of debt, estimated to be approximately .51% of the total dollar amount of the debt issuance, will be borne immediately by the Common Shareholders and result in a reduction of the NAV of the Common Shares. Assuming the issuance of debt in an amount equal to 22.74% of the Fund's Managed Assets (immediately after the issuance of such debt), those offering costs of the debt issuance are estimated to be approximately $213,000 or $.03 per Common Share (.14% of the offering price of the Common Shares).

     (3) You will pay brokerage charges if you direct PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.

     (4) The table presented below in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares. Unlike the table above, this table assumes that no debt and no other leverage is used. This will be the case, for instance, prior to the Fund's expected issuance of debt or the use of other Leverage Instruments. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:

                                           PERCENTAGE OF NET ASSETS ATTRIBUTABLE
                                                 TO COMMON SHARES (ASSUMES
                                                     NO DEBT OR OTHER
                                              LEVERAGE INSTRUMENTS ARE USED)

         ANNUAL EXPENSES

         Management fees(5)...........................   1.00%
         Other expenses...............................    .30%
                                                         -----
             Total annual expenses....................   1.30%
                                                         =====

     (5) Represents the aggregate fee payable to the Adviser (a portion of which is paid by the Adviser to the Sub-Adviser).

     The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The expenses shown in the table under "Other expenses" and "Total annual expenses" are based on estimated amounts for the Fund's first full year of operations and assume that the Fund issues approximately 7,500,000 Common Shares. If the Fund issues fewer Common Shares than the number estimated above, the Fund's expenses as a percentage of net assets attributable to Common Shares is likely to be higher. See "Management of the Fund" and "Dividend Reinvestment Plan."

     The following example illustrates the expenses (including the sales load of $45, estimated offering expenses of this offering of $2 and the estimated offering costs of issuing debt assuming the Fund issues debt representing 22.74% of the Fund's Managed Assets (after their issuance) of $1.42) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of 3.44% of net assets attributable to Common Shares and (2) a 5% annual return*:

           1 YEAR            3 YEARS          5 YEARS           10 YEARS
            $82               $154             $234              $470

     * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The example assumes that the estimated "Other expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. In the event that the Fund does not utilize any leverage, an investor would pay the following expenses based on the assumptions in the example: one year, $60; three years, $87; five years, $117; and ten years, $207.

                                THE FUND

     The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized on May 16, 2006 as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration of Trust"). As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141. Investment in the Fund involves certain risks and special considerations, including risks associated with the Fund's use of leverage. See "Risks."


                             USE OF PROCEEDS

     The net proceeds of the offering of Common Shares will be approximately
$                  ($                  if the Underwriters exercise the
overallotment option in full) after payment of the estimated offering costs. The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in securities that meet the Fund's investment objective and policies within two months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.


                         THE FUND'S INVESTMENTS

Investment Objective and Policies

     The Fund's investment objective is to provide a high level of total return. There can be no assurance that the Fund's investment objective will be achieved.

     The Fund's investment objective and the investment restrictions listed in the SAI are considered fundamental and may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. The remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval, provided that shareholders receive at least 60 days' prior written notice of any change adopted by the Board of Trustees. As defined in the 1940 Act, when used with respect to particular shares of the Fund, a "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

Investment Philosophy and Process

     The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. The Fund will seek to capitalize on the growth and development of emerging market countries which have positive demographics, reform-oriented fiscal and monetary policies, improving economic fundamentals, abundant natural resources and/or developing domestic economies. Countries will be at varying points in the development cycle, resulting in different asset classes (hard currency (i.e., U.S. dollar or euro) fixed-income, local currency fixed-income or equities) presenting attractive investment opportunities. The flexible nature of the Fund's portfolio will allow the Sub-Adviser to select among fixed-income and equities as countries continue to develop. Depending on the Sub-Adviser's outlook, the Fund will sometimes be more heavily invested in equity securities or in fixed-income securities. Under normal circumstances, the Fund expects to invest in securities diversified among several countries.

     The Sub-Adviser will select securities for the Fund's portfolio employing the investment strategies established by Aberdeen's Investment Team. The Sub-Adviser believes the investment case for this type of Fund is compelling and driven by structural reasons impacting various emerging market countries, such as: demographics; fiscal and corporate reform; development of domestic economies and the local investor base; improving economic fundamentals; abundant natural resources; structural credit improvement; and/or increasing flow of capital from developed markets to emerging markets. The Investment Team will regularly monitor and make allocation decisions to determine the portfolio weighting of equity and fixed-income investments. Allocation between equity and fixed- income investments will vary according to relative value and opportunities identified by the Investment Team. Because markets change over time, the Fund's flexibility allows the Sub-Adviser to modify the Fund's asset allocation in response to changing economic cycles. The Investment Team will also monitor the portfolio allocation to regions, countries and currencies. The Sub-Adviser will select equity and fixed- income securities from a universe of over 45 emerging market countries, utilizing disciplined investment processes focused on proprietary research to determine security selection. In the opinion of the Sub- Adviser, emerging market fixed-income investments offer multiple interest rate opportunities in many currencies. Emerging market equity securities selection is based on a research driven process seeking to identify quality companies at reasonable valuations. The Fund's portfolio positions will be undertaken according to the quality of their risk-adjusted potential return. Aberdeen's Investment Team will have daily responsibility for the management of the portfolio and for the implementation of the investment process, monitored through regular investment committee meetings.

     Aberdeen's Global Emerging Market Equity Team ("GEM Equity Team") and Global Emerging Market Debt Team ("GEM Debt Team"), which comprise the Investment Team, have similar investment philosophies which focus on bottom-up security selection based on proprietary research and the application of a disciplined investment process. The GEM Equity Team and GEM Debt Team communicate regularly to discuss markets, currencies and company specific issues and research. Regarding the management of the Fund, the GEM Equity Team and GEM Debt Team will also meet monthly to formally discuss:

         o The current state of the various markets available for investment from a macro and micro perspective;

         o   Fund performance;

         o   Market outlook;

         o   Evaluation of the current portfolio; and

         o Determination of asset allocation between equity and fixed-income investments.

     The GEM Equity Team and the GEM Debt Team will manage the respective portions of the portfolio in a manner consistent with the investment philosophy and process of each team.

Equity Securities

     Investment Philosophy. Aberdeen believes, given the inefficiency of markets, that superior long-term returns are achieved by identifying good quality stocks cheaply and holding for the long term. Sound fundamentals drive stock prices over time. Aberdeen seeks to identify quality companies from first-hand research and add value from active management, which constitutes intensive and ongoing scrutiny at the company level and not from portfolio trading.

     Aberdeen believes absolute return to be more important over the long term than performance relative to an index. Aberdeen does not see indices as providing meaningful guidance to the prospects of a company or its inherent worth. Neither market capitalization nor index membership is a guarantee of quality either. As such, Aberdeen does not use indices as a starting point for building a portfolio, preferring to rely on common sense checks and the principles of diversification. Aberdeen is comfortable taking decisive positions against a benchmark, underpinned by convictions from proprietary analysis. Aberdeen does not equate risk with divergence from benchmark, but with investing in companies that do not perform.

     Investment Process. Aberdeen follows a bottom-up process based on a disciplined evaluation of companies through direct visits. Stock selection is the major source of alpha (i.e., performance that differs from the benchmark index). No stock is bought without Aberdeen having first met management, and detailed notes then written and reviewed. Aberdeen seeks to estimate a company's worth in two stages, quality then price. Quality is defined in reference to management, business focus, balance sheet and corporate governance. Price is calculated relative to key financial ratios, market, peer group and business prospects.

     Top-down factors are secondary in portfolio construction, with diversification rather than formal controls guiding geographical and sector weights. Little regard is paid to stock size, other than to ensure liquidity. Aberdeen-managed portfolios are generally conservatively run, with an emphasis on traditional buy-and-hold, resulting in low turnover. Typically, equity portfolios managed by Aberdeen have higher return on equity/assets and lower debt to equity than market average.

     Portfolios are managed on a team basis, with investment managers doing their own research and analysis. All ideas are shared via formal committees and common databases, with desk heads and the chief investment officer enforcing consistency across the GEM Equity Team.

     Investment Style. Aberdeen's focus is on fundamental analysis, emphasizing balance sheet strength, including low debt to equity ratios and high return on equity. Cash flow is particularly important. Aberdeen seeks to determine that a company is healthy and that it is putting capital to good use, i.e. earnings are sustainable. The valuation of the stock and therefore how much is paid for that growth is critical, as Aberdeen is wary of overpaying. Aberdeen's style is likely described as growth at a reasonable price, although investments include stocks that are more often thought of as value plays (e.g., companies trading at a discount to net asset value).

     Aberdeen believes the attraction of good fundamentals transcends borders or market fashions. As a result, its equity investment style has changed little over time and is applied consistently across the various markets in which Aberdeen invests.

     Research. Aberdeen does not employ separate research analysts. Instead, investment managers combine the role of analyst with that of portfolio manager. Each member of the Investment Team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. Managers do not make investment decisions unilaterally. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the companies in which Aberdeen invests.

     The majority of research is in-house, rather than externally generated. The objective is to control and avoid unnecessary risks at the security level. Aberdeen believes that quality earnings growth and market liquidity provide the upside for a company's stock. Aberdeen's limited use of external research, principally received from both local and global brokers, is at the initial stage of Aberdeen's investment process when Aberdeen is identifying which companies Aberdeen wishes to research more fully, and occasionally as an additional source of information and comparison to Aberdeen's own analysis.

     Aberdeen believes that one of the most effective ways of protecting against downside risk is to know the companies in which it invests, and therefore adheres to a strict rule of never investing in a company without having first met its management. After each visit, the investment manager completes a stock note in a standard format, which is circulated and then filed centrally on a database accessible to all parties within the GEM Equity Team. The GEM Equity Team then discusses the note at its next weekly meeting, and at any ad hoc meetings, and a decision is then made to ignore, watch, hold, buy or sell.

     Aberdeen seeks to visit companies in which the Fund invests at least once a year, and in practice often twice, while those on the watch/revisit list are visited at least once annually.

     Stock Selection. Aberdeen's stock selection process contains two filters:

         o   Primary filter: "Quality"

                When filtering stocks for quality, the following is reviewed:

                   o   core franchise;

                   o recurring earnings growth from the underlying core business, excluding extraordinary earnings;

                   o quality of management team (at both the policy making and executive level);

                   o   strong balance sheet (clarity and transparency); and

                   o   past treatment of minority shareholders.

                The purpose of the factors above is to determine whether the company is a business that has good growth prospects and has the balance sheet to support expansion and is run in the interests of all shareholders. Information reviews by the Investment Team focus on the ability to generate free cash flow consistently and how the company utilizes that free cash flow.

         o   Secondary filter: "Price"

                Companies that pass the "quality" filter are then assessed for value by reference to standard financial ratios. Aberdeen seeks to estimate the value of a company relative to its market price and to valuations of similar companies within a relevant universe to ascertain if downside risk is sufficiently reflected at prevailing price levels.

                Various metrics are calculated and reviewed on both an absolute and relative basis. Aberdeen believes its estimates tend to be conservative relative to market consensus. This is consistent with one of the key disciplines in the investment process, which is to avoid over-paying for an investment.

Fixed-Income Securities

     Investment Philosophy. Aberdeen's investment philosophy is to pursue a total return, active and diversified approach to constructing an emerging market debt investment portfolio.

     If emerging market countries successfully improve their credit profile, then borrowing costs fall and early bond investors can achieve high total return. This credit improvement occurs when countries engage in social, political and fiscal reform in order to attract capital required for longer-term growth and solvency. Investment managers need to identify such improving credits early and invest over a medium to long term horizon. Emerging market debt is one of the earliest mechanisms available to investors to benefit from an improvement in a country's outlook.

     Behavioral characteristics can vary greatly between different countries, and market structural factors (volumes, demand/supply, relative security value) can have a large impact on total return outcomes. Effective and timely management of the flow of information is required to be in a position to make informed investment decisions.

     There is a large variance in the return outcomes offered by different emerging countries, as the path of reform succeeds or fails according to political or economic variables. Early identification of structural strengths or weaknesses is required in order to effectively manage exposure in periods of volatile market conditions.

     By investing in what it believes are improving credits, identified through a disciplined investment process, the Aberdeen Investment Team skews investment decisions to the positive side of the return curve in order to increase the probability of achieving the Fund's investment objective.

     Investment Process. The Aberdeen Investment Team follows a disciplined investment process that applies daily information flow into investment recommendations, portfolio construction, and risk management. The process is designed to highlight total return opportunities across all emerging debt markets. The investment process involves the following:

         o   Managing the flow of information.

         o Detailed country analysis, including determining what is an "improving/deteriorating" credit: The building block for an investment decision is to gauge debt sustainability, and what events might improve/decrease that sustainability. Credit improvement means lower borrowing costs in the long-term, while deterioration in credit rarely does. Aberdeen's country note is an internally researched document drawing on a variety of sources that include country research visits, dialogue with multilateral agencies/local investors/ government officials, and discourse with other market participants. Based on this analysis, each country is assigned a credit score in accordance with Aberdeen's internal scoring system. Each country is scored according to four key criteria:

                    o   economic statistics;

                    o   solvency ratios;

                    o   liquidity ratios; and

                    o   political stability and structural reform.

             Each country's credit score (Aberdeen's assessment of a country's creditworthiness) is compared with sovereign yield spreads to U.S. treasuries of the same maturity (the market's assessment of a country's creditworthiness). The result of this comparison supports decisions between markets, but does not govern them.

         o Market structural analysis: Of equal importance is market structural and technical analysis (yield curves, relative value, volume, demand/supply imbalances) as it is complementary to fundamental credit analysis. Either can indicate opportunities that may be confirmed/rejected by the other. These two processes create the emerging market debt opportunity set.

         o Global (non-emerging market) market evaluation: May enhance/negate those emerging market debt opportunities according to regional or macro trends. An emerging market debt portfolio is credit oriented in nature, however there are other factors (global interest rates, swap spreads, currency moves, risk appetite indicators) that will determine a portfolio's performance, irrespective of underlying credit improvement, and therefore the timing of any investment allocation may have to be varied. The GEM Debt Team is a focused group embedded within a larger global fixed-income team which includes global currency and interest rate specialists. As such, Aberdeen believes the GEM Debt Team is well placed to analyze how the broad macro trends will influence developments in the emerging markets.

         o Portfolio construction: Of all investment opportunities left in the investment process, the Fund's portfolio is constructed to: 1) reflect the Investment Team's credit views, 2) diversify risk and
             3) optimize exposure according to global market conditions. Each investment idea requires a target return and a worst case scenario so the risk/reward ratio is acceptable. Furthermore the list of "qualifying indicators" (country note) is used to determine what events may change the investment rationale, so they can be monitored on a continual basis. A map of events/dates is created to ensure the Investment Team can evaluate scenario outcomes, and also to review whether the trade recommendation is performing as expected, when expected.

         o Risk management is embedded in Aberdeen's emerging market debt investment process. Aberdeen uses a forward-looking risk approach and tests positions against potential worst case scenarios. Risk is diversified by taking many uncorrelated positions. In addition, historic correlations and volatility are analyzed while recognizing that in times of market disruptions, positions may tend to be more highly correlated.

         o Buy/sell decision: Buy decisions are based on the underlying assessment of whether a credit is "improving" and where Aberdeen feels that relative value analysis points to extreme discount to similar credits. The sell discipline is determined by the earlier of: 1) where a credit is seen to be "not improving" or relative value analysis points to extreme premium to similar credits, and 2) where a pre-determined stop- loss has been achieved.

         o Continual market knowledge review/refinement: The GEM Debt Team's philosophy is that there is continual development and refinement of the process, and that implementation is disciplined and of a high quality. The mechanisms to ensure such implementation are: weekly GEM Debt Team investment meetings, weekly global fixed/currency meetings, bi-monthly GEM Equity Team meetings and weekly/monthly performance attribution. In addition all country notes are formally reviewed on a monthly basis.

Risk Management

     Aberdeen has a performance and investment risk team that is responsible for reviewing the performance and exposures of all portfolios on a regular basis. In addition to producing attribution analysis and identifying sources of performance relative to benchmarks, the Aberdeen Investment Team reviews longer-term portfolio characteristics and risk exposures.

     Investment risk is assessed on three levels:

         o Single position risk: The team looks at the downside risks of holding a position, i.e., the worst case scenario, and the perceived "fair market value." There are stop-loss parameters in place that vary according to the type and liquidity of each instrument. These parameters are "reasonable" according to the previous price history of individual credits and are part of the buy/sell decision.

         o Portfolio risk: According to credit, maturity and geographical classifications. Diversification is at the core of this analysis while recognizing that positions may tend to be more highly correlated in times of market crisis.

         o Global risk factors: Assessed by employing scenarios where global factors (e.g., a falling U.S. dollar) have an impact on the portfolio in excess of the underlying credit position characteristics.

     The Investment Team monitors such risk daily and has weekly risk attribution reports to assess portfolio characteristics.

Portfolio Composition

     The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI.

     Emerging Market Securities. The Fund intends to invest in debt and equity securities denominated in currencies of emerging market countries. An "emerging market" country is any country determined to have an emerging market economy, considering factors such as whether the country has a low-to-middle-income economy according to the World Bank or its related organizations, the country's credit rating, its political and economic stability and the development of its financial and capital markets. These countries generally include countries located in Latin America, the Caribbean, Asia, Africa, the Middle East and Eastern and Central Europe.

     Equity Securities. The Fund intends to invest in equity securities. Equity securities generally represent an equity ownership interest in an issuer. Although equity securities have historically generated higher average returns than fixed-income securities over the long term, equity securities also have experienced significantly more volatility in those returns and in certain years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

     Preferred Stock. Preferred stock represents an equity ownership interest in a corporation, but generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock. Some preferred stocks offer a fixed rate of return with no maturity date. Because those preferred stocks never mature, they act like long-term bonds, can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stocks have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company's financial condition or prospects or to fluctuations in the equity markets. Preferred stockholders generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

     Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. The value of a convertible security is a function of
(i) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth if converted into the underlying common stock.

     Government Debt Securities. The Fund intends to invest in government debt securities. The Fund will invest in government debt securities, including those of emerging market issuers or of other non-U.S. issuers. These securities may be U.S. dollar-denominated or non-U.S. dollar- denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (b) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by the above-noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. Emerging market debt securities generally are rated in the lower rating categories by recognized credit rating agencies or are unrated and considered to be of comparable quality to lower rated debt securities. A non-U.S. issuer of debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. Some of these risks do not apply to issuers in larger, more developed countries. These risks are more pronounced in investments in issuers in emerging markets or if the Fund invests significantly in one country.

     Corporate Bonds. The Fund intends to invest in corporate bonds. Corporate bonds generally are used by corporations to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date. The Fund may invest in non-U.S. corporate bonds which involve unique risks compared to investing in the securities of U.S. issuers. As discussed above, these risks may be amplified in the case of emerging market debt securities. See "Risks-Non-U.S. Securities Risk."

     Non-Investment Grade Securities. The Fund may invest up to 80% of its Managed Assets in securities that, at the time of investment, are not investment grade quality. However, the Fund will not invest more than 15% of its Managed Assets in securities rated below "B-" by Moody's and/or S&P. Accordingly, the Fund may invest a significant portion of its Managed Assets in securities that are rated non-investment grade or, if unrated, considered to be of comparable quality by the Sub-Adviser. Non-investment grade quality securities are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as "high yield" or "junk" bonds. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities typically are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than the prices of higher grade securities. The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. See "Risks-Non-Investment Grade Securities Risk."

     Asset-Backed Securities. The Fund may invest up to 15% of it Managed Assets in asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans or accounts, which payment may be affected adversely by general downturns in the economy.

     Credit Linked Notes. The Fund may invest up to 35% of its Managed Assets in Credit Linked Notes, provided such securities are issued by an institution with at least an "A" credit rating by Moody's and/or S&P. Credit Linked Notes are structured securities typically issued by banks whose principal and interest payments are contingent on the performance of the reference issuer. Credit Linked Notes are created by embedding a credit default swap in a funded asset to form an investment whose credit risk and cash flow characteristics resemble those of a bond or loan. These notes pay an enhanced coupon to the investor for taking on the added credit risk of the reference issuer.

     Credit Default Swaps. The Fund may invest in credit default swap transactions for hedging or investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement.

     Illiquid/Restricted Securities. The Fund may invest up to 15% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitation set forth above.

     Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period during which the net proceeds of the offering of Common Shares are being invested, or during periods in which the Adviser or Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its Managed Assets in cash or cash equivalents. The Adviser's or Sub-Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, Common Shares of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective. For a further description of these temporary investments, see the SAI under "Portfolio Composition."

Investment Practices

     Strategic Transactions. The Fund may, but is not required to, use various Strategic Transactions to seek to (1) reduce interest rate risks arising from any use of financial leverage, (2) facilitate portfolio management, (3) mitigate risks, including interest rate, currency and credit risks, and/or (4) earn income. Strategic Transactions are generally accepted under modern portfolio management theory and are regularly used by many mutual funds and other institutional investors. Although the Sub-Adviser seeks to use such practices to further the Fund's investment objective, no assurance can be given that the Sub-Adviser will engage in any of these practices or that these practices will achieve the desired result.

     The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on currencies, securities, fixed-income, currency and interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon and enter into various interest rate and currency transactions such as swaps, caps, floors or collars or credit derivative instruments. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund generally seeks to use Strategic Transactions as a portfolio management or hedging technique to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate and currency exposure of the Fund or establish positions in the derivative markets as a substitute for purchasing or selling particular securities.

     Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transactions or illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. See "Risks-Derivatives Risk" in this prospectus and "Other Investment Policies and Techniques" in the SAI for further information on Strategic Transactions and their risks.

     Lending Portfolio Securities. To generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of Managed Assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should the borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

     Portfolio Turnover. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. See "Federal Tax Matters."


                     BORROWINGS AND PREFERRED SHARES

The Fund may issue Leverage Instruments in an aggregate amount up to 33-1/3% of its Managed Assets. Any use of Leverage Instruments by the Fund will be consistent with the provisions of the 1940 Act. The
Leverage Instruments would have complete priority upon distribution of assets over Common Shares. The issuance of Leverage Instruments would leverage the Common Shares. Although the timing and other terms of the offering of Leverage Instruments and the terms of the Leverage Instruments would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any Leverage Instrument offering in securities consistent with the Fund's investment objective and policies. If Preferred Shares are issued, they would pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage Instruments, after taking expenses into consideration, the leverage will cause Common Shareholders to receive a higher rate of return than if the Fund were not leveraged.

     Leverage creates risk for the Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Sub-Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate of return than the costs of leverage, which would enhance returns to Common Shareholders. The fees paid to the Adviser (and by the Adviser to the Sub-Adviser) will be calculated on the basis of the Managed Assets, including proceeds from borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing financial leverage, the investment advisory fee payable to the Adviser (and by the Adviser to the Sub-Adviser) will be higher than if the Fund did not utilize a leveraged capital structure. The use of leverage creates risks and involves special considerations. See "Risks-Leverage Risk."

     The Fund's Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of Managed Assets after borrowings). With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

     The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the Common Shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund intends to repay the borrowings. Any borrowing will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

     Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

     Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's Trustees will be elected by the holders of Preferred Shares as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the Trustees of the Fund.

     The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Effects of Leverage

     Assuming that the Leverage Instruments will represent approximately 22.74% of the Fund's capital and pay dividends or interest at an annual combined average rate of 6.15%, the return generated by the Fund's portfolio (net of estimated expenses) must exceed 1.40% in order to cover the dividend or interest payments specifically related to the Leverage Instruments. Of course, these numbers are merely estimates used for illustration. Actual dividend or interest rates on the Leverage Instruments will vary frequently and may be significantly higher or lower than the rate estimated above.

     The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See "Risks."

     The table further reflects the issuance of Leverage Instruments representing 22.74% of the Fund's capital, net of expenses, and the Fund's currently projected annual dividend or interest on its Leverage Instruments of 6.15%.

     Assumed Portfolio Total Return (Net of Expenses) ...............   (10)%        (5)%        0%        5%       10%
     Common Share Total Return ......................................  (14.75)%     (8.28)%   (1.81)%    4.66%     11.13%

     Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its Leverage Instruments) and gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its debt security investments is entirely offset by losses in the value of those investments.

                                  RISKS

     Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Additional Information About the Fund's Investments" in the SAI.

No Operating History

     The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

Investment and Market Risk

     An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Management Risk

     The Fund is subject to management risk because it is an actively managed portfolio. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Emerging Markets Risk

     Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in equity or fixed-income securities of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities (see "Non-U.S. Securities Risk"), heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Equity Securities Risk

     The Fund intends to invest in equity securities. An adverse event affecting the issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The value of the foreign equity securities in which the Fund invests will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies.

Fixed-Income Securities Risk

     Debt securities, including high yield securities, are subject to certain risks, including:

         o Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

         o Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

         o Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.

         o Credit Risk. Credit risk is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

Interest Rate Risk

     Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Because the Fund will invest in securities that pay a fixed rate of return, the NAV and market price of the Common Shares will tend to decline if the market interest rates applicable to such investments were to rise. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments pursuant to call provisions. This may lock in a below market yield, increase the security's duration and reduce the value of the security. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

Non-Investment Grade Securities Risk

     The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's, below "BBB-" by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and principal and are more susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

         o increased price sensitivity to changing interest rates and to a deteriorating economic environment;

         o   greater risk of loss due to default or declining credit quality;

         o adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

         o a negative perception of the high yield market may depress the price and liquidity of high yield securities.

     Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

     The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

Non-U.S. Securities Risk

     The Fund intends to invest a substantial portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non- U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region and due to the fact that the Fund will invest in securities of issuers in emerging markets.

Government Securities Risk

     The ability of a government issuer, especially in an emerging market country, to make timely and complete payments on its debt obligations will be strongly influenced by the government issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a government issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multinational organizations. There are no bankruptcy proceedings similar to those in the United States by which defaulted government debt may be collected. Additional factors that may influence a government issuer's ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and the issuer's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies to which a government debtor may be subject.

Non-U.S. Government Securities Risk

     Economies and social and political climates in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self- sufficiency and balance of payments positions. Many countries have experienced extremely high rates of inflation for many years. Unanticipated economic, political and social developments may also affect the values of the Fund's investments and limit the availability of additional investments in such countries. Furthermore, such developments may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against non-U.S. government issuers.

Currency Risk

     The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non- U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks. See "Risks-Derivatives Risk."

Preferred Stock Risk

     The Fund may invest in preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed-income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities Risk

     The Fund may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed-income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

Asset-Backed Securities Risk

     The Fund may invest up to 15% of its Managed Assets in asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Credit Linked Notes Risk

     The Fund may invest up to 35% of its Managed Assets in Credit Linked Notes. Credit Linked Notes are securities that are collateralized by one or more credit default swaps on designated debt securities that are referred to as "reference securities." Through the purchase of a Credit Linked Note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the Credit Linked Note in the full amount of the purchase price of the note. The issuer of a Credit Linked Note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the Credit Linked Note at an agreed upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

     Credit Linked Notes are subject to credit risk of the reference securities underlying the Credit Linked Notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

     Credit Linked Notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the Credit Linked Note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested and the periodic interest payments expected to be received for the duration of its investment in the Credit Linked Note.

     The market for Credit Linked Notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Credit Linked Notes. In certain cases, a market price for a Credit Linked Note may not be available.

Credit Default Swaps Risk

     The Fund may invest in credit default swap transactions for hedging or investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

Smaller Capitalization Risk

     Certain of the companies in which the Fund may invest may have comparatively smaller capitalizations. The general risks associated with equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies and may be more vulnerable to adverse general market or economic developments. Investments in smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than investments in larger companies. In addition, securities of smaller capitalization companies may not be widely followed by the investment community, which may result in reduced demand for these securities.

Market Discount From Net Asset Value

     Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The NAV of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as NAV, dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the Fund's portfolio holdings, the timing and success of the Fund's investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), supply of and demand for the Common Shares, trading volume of the Common Shares, general market, interest rate and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

Leverage Risk

     The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may also issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from Leverage Instruments). The Fund has the ability, under normal circumstances, to utilize leverage in an amount up to 33-1/3% of the Fund's Managed Assets. However, the Fund currently intends, under normal circumstances, to utilize leverage in an amount of approximately 22.74% of the Fund's Managed Assets. Borrowings and the issuance of Preferred Shares are referred to in this prospectus collectively as "leverage." The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares, and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

         o the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

         o the risk that fluctuations in interest rates on borrowings and short- term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

         o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

         o when the Fund uses financial leverage, the investment advisory fee payable to the Adviser (and by the Adviser to the Sub-Adviser) will be higher than if the Fund did not use leverage.

     The Sub-Adviser, in its judgment, nevertheless may determine to continue to use leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh any current reduced return.

     The funds borrowed pursuant to a leverage borrowing program (such as a credit line or commercial paper program), or obtained through the issuance of Preferred Shares, constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of Common Shareholders and the holders of Preferred Shares, with respect to the payment of dividends or upon liquidation. The Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or Preferred Shares or purchase Common Shares or Preferred Shares, unless at the time thereof the Fund meets certain asset coverage requirements and no event of default exists under any leverage program. In addition, the Fund may not be permitted to pay dividends on Common Shares unless all dividends on the Preferred Shares and/or accrued interest on borrowings have been paid, or set aside for payment. In an event of default under a leverage borrowing program, the lenders have the right to cause a liquidation of collateral (i.e., sell securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Certain types of leverage may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the Preferred Shares or other leverage securities issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed by the 1940 Act. The Sub-Adviser does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

     While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the Common Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to Common Shareholders relative to the circumstance if the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and Common Share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Derivatives Risk

     Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions will not otherwise be available to the Fund for investment purposes.

     There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well- conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There are several risks associated with the use of futures contracts and futures options. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. While the Fund may enter into futures contracts and options on futures contracts for hedging purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. There may be an imperfect correlation between the Fund's portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, options on futures and their related securities, including technical influences in futures and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Further, the Fund's use of futures contracts and options on futures contracts to reduce risk involves costs and will be subject to the Sub-Adviser's ability to correctly predict changes in interest rate relationships or other factors.

     Depending on whether the Fund would be entitled to receive net payments from the counterparty on a swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of the Common Shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares. If the Fund fails to maintain any required asset coverage ratios in connection with any use by the Fund of financial leverage, the Fund may be required to redeem or prepay some or all of the financial leverage. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to maintain, in a segregated account, cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will not enter into interest rate swap or cap transactions having a notional amount that exceeds the outstanding amount of the Fund's leverage.

     The Fund may purchase credit derivative instruments for the purposes of hedging the Fund's credit risk exposure to certain issuers of securities that the Fund owns. For example, the Fund may enter into credit default swap contracts for hedging purposes where the Fund would be the buyer of such a contract. The Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.

     The Fund may enter into currency exchange transactions to hedge the Fund's exposure to foreign currency exchange rate risk to the extent the Fund invests in non-U.S. denominated securities of non-U.S. issuers. The Fund's currency transactions will be limited to portfolio hedging involving portfolio positions. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on market conditions in general, the Fund's use of swaps or caps could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the NAV of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings. Buying interest rate caps could decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling an interest rate swap or cap.

     Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset any declines in the value of the Fund's portfolio assets being hedged. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the prevailing interest rate at that point in time, such a default could negatively impact the performance of the Common Shares.

Portfolio Turnover Risk

     The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments-Investment Practices- Portfolio Turnover" and "Federal Tax Matters."

Market Disruption Risk

     The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action in Iraq and events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. The Fund cannot predict the effects of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

Inflation Risk

     Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of financial leverage would likely increase, which would tend to further reduce returns to Common Shareholders.

Illiquid/Restricted Securities Risk

     The Fund may invest up to 15% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitations set forth above. The Sub-Adviser, under the supervision of the Board of Trustees, will determine whether restricted securities are illiquid (that is, not readily marketable) and thus subject to the Fund's limit of investing no more than 15% of its Managed Assets in illiquid securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if a liquid market does not develop, or fails to continue to exist, for these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for, or recovers upon the sale of, such securities. Illiquid and restricted securities are also more difficult to value and the Sub-Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Certain Affiliations

     Until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

Anti-Takeover Provisions

     The Fund's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

Secondary Market for the Fund's Shares

     The issuance of Common Shares through the Fund's Dividend Reinvestment Plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's Dividend Reinvestment Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the Dividend Reinvestment Plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

Lending Portfolio Securities

     To generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of Managed Assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should a borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.


                         MANAGEMENT OF THE FUND

Trustees and Officers

     General supervision of the duties performed by the Adviser and the Sub-Adviser is the responsibility of the Board of Trustees. There are five Trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and four of whom are not "interested persons." The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Adviser


     First Trust Advisors, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for selecting and supervising the Sub-Adviser. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $25.29 billion in assets which it managed or supervised as of July 31, 2006.


     First Trust Advisors is also responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

     First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker-dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

     For additional information concerning First Trust Advisors, including a description of the services provided, see the SAI.

Sub-Adviser


     Aberdeen Asset Management Inc. will serve as the Fund's sub-adviser. Aberdeen was incorporated in 1993 and has been registered as an investment adviser under the Advisers Act since August 1995. Aberdeen's principal business focus is to provide investment management services with regard to investment in global securities. Aberdeen managed approximately $26.5 billion of assets as of June 30, 2006. Aberdeen is located at 1735 Market Street, Philadelphia, Pennsylvania 19103.

     Aberdeen is a subsidiary of Aberdeen Asset Management PLC, which is the parent company of an asset management group ("Aberdeen Group") managing approximately $130 billion of assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of June 30, 2006. Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. At April 30, 2006, the firm was 7.6% owned by management and staff.


     Aberdeen currently acts as investment sub-adviser to the First Trust/Aberdeen Global Opportunity Income Fund (NYSE: "FAM"), a registered closed-end investment company with net assets of approximately $314.9 million as of June 30, 2006. Affiliates of Aberdeen manage three closed-end funds in the United States. The three U.S. funds, Aberdeen Asia-Pacific Income Fund, Inc. (AMEX: "FAX"), Aberdeen Australia Equity Fund, Inc. (AMEX: "IAF") and Aberdeen Global Income Fund, Inc. (AMEX: "FCO") have net assets of approximately $2.62 billion as of June 30, 2006.

     In rendering investment advisory services, the Sub-Adviser may use the resources of investment adviser subsidiaries of Aberdeen Asset Management PLC. In particular, the subsidiaries which may provide resources are Aberdeen Asset Management Asia Limited ("Aberdeen Singapore"), a Singapore corporation, which is a U.S. registered investment adviser, and Aberdeen Asset Managers Limited ("Aberdeen UK"), which is not a U.S. registered adviser. Aberdeen UK and Aberdeen Singapore have entered into a memorandum of understanding ("MOU") with the Sub-Adviser pursuant to which investment professionals from each affiliate may render portfolio management, research or trading services to clients of the Sub-Adviser, including the Fund, as associated persons of the Sub-Adviser under the MOU, subject to supervision by the Sub- Adviser.

     On June 28, 2005, proceedings were issued against Aberdeen UK and another Aberdeen UK affiliate, Aberdeen Asset Managers Jersey Limited (the "Aberdeen Parties"), as well as a non-Aberdeen party, in the High Court in London by one of the Jersey, Channel Island registered funds, namely Real Estate Opportunities Limited ("REO"). In 2003, the Board of REO announced, with respect to the Aberdeen Parties, that REO had terminated its management contract with immediate effect, and indicated that it held the Aberdeen Parties liable for damages in respect of losses incurred on REO's income portfolio. The Aberdeen Parties do not accept the validity of REO's termination without notice, and believe that the plaintiffs' claim is without merit. The Aberdeen Parties will vigorously defend the proceedings and have counterclaimed for their accrued fees and the fees relating to the 12 months' notice period provided for in the management contract. Any exposure to damages will be a matter of dispute to be determined at the court hearing.


     The following persons have primary responsibility for the day-to-day management of the Fund's portfolio. Each of the portfolio managers listed below is employed by Aberdeen UK and is an associated person of Aberdeen under the MOU. It is in this capacity that each is deemed to be a member of either Aberdeen's Global Emerging Market Equity Team or Global Emerging Market Debt Team. The portfolio managers rely on research regarding Asia provided by Aberdeen Singapore. The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

     Devan Kaloo, Head of Emerging Markets Equity for the Aberdeen Group. Mr. Kaloo is responsible for the London based GEM Equity Team, which manages Latin America and Europe, Middle East and Africa equities, and also has oversight of global emerging market input from the Asia research team based in Singapore, with whom he works closely. Mr. Kaloo began his career at Martin Currie in Edinburgh shortly after graduation, working initially on the North American desk before transferring to the global asset allocation team. Mr. Kaloo moved off the global asset allocation team in 1997 and for the next three years, he worked on Asian portfolios before joining Murray Johnstone in Singapore in July 2000. Following the latter's acquisition he transferred to the Aberdeen Group where he was responsible for the Asian ex Japan region as well as regional portfolios within emerging market mandates and technology stocks. Mr. Kaloo took his current position in July 2005. Mr. Kaloo graduated with an MA (Hons) in Management and International Relations from St. Andrews University and holds a post-graduate degree in Investment Analysis from Stirling University, also in Scotland.

     Joanne Irvine, Head of GEM Equity Team ex Asia. Ms. Irvine is on the GEM Equity Team, where she specializes in the emerging markets of Europe, Africa and the Middle East. After qualifying as a chartered accountant in 1992, she worked in corporate finance specializing in raising development capital finance for private businesses. In January 1996, Ms. Irvine joined the Aberdeen Group in a group development role. Since May 1997, Ms. Irvine has been part of Aberdeen's emerging markets fund management group in London.

     Mark Butler, Senior Investment Manager, GEM Equity Team. Mr. Butler is fund manager specializing in the emerging markets of Europe, Middle East and Africa. After graduating with a Bachelor of Accounting from the University of Natal in 1992, he joined the Johannesburg office of Deloitte and Touche in 1993 where he worked for the entrepreneurial and special services teams. He qualified as a chartered accountant (South Africa) in 1996 and re-located to London. Mr. Butler joined Baring Asset Management in 1997 where he was a member of the African and Middle East team. In February 2000, Mr. Butler joined the Aberdeen Group. Mr. Butler is a member of the UK Society of Investment Professionals.

     Mark Gordon-James, Investment Manager, GEM Equity Team. After graduating in Geography and Economics from the London School of Economics in 2000, Mr. Gordon-James worked with the emerging markets team of Merrill Lynch Investment Managers. Mr. Gordon-James joined the Aberdeen Group in April 2004.

     Brett Diment, Head of Emerging Market Debt for the Aberdeen Group. Mr. Diment joined the Aberdeen Group in 2005 as part of the Deutsche Bank fixed-income business acquisition. Mr. Diment started researching emerging debt markets in 1995 and became Head of the Deutsche Bank global emerging markets debt team in 1999. Mr. Diment graduated with a BSc in Economics from the London School of Economics.

     Edwin Gutierrez, Investment Manager, GEM Debt Team. Mr. Gutierrez joined the Aberdeen Group in 2005 as a portfolio manager following Aberdeen PLC's purchase of Deutsche Asset Management's London and Philadelphia fixed-income businesses. Mr. Gutierrez was an emerging markets fixed- income portfolio manager at Deutsche since joining in 2000. Previously, Mr. Gutierrez worked as an emerging debt portfolio manager at Invesco Asset Management and as a Latin American economist at LGT Asset Management. Mr. Gutierrez graduated with an MSc from Georgetown University.

     Nima Tayebi, Investment Manager, GEM Debt Team. Mr. Tayebi joined the Aberdeen Group in 2005 as a portfolio manager for emerging markets debt and currency following Aberdeen PLC's purchase of Deutsche Asset Management's London and Philadelphia fixed-income businesses. Mr. Tayebi held the same role at Deutsche Asset Management having joined that company in 2001. Previously, Mr. Tayebi worked as an executive director responsible for emerging markets trading at Millennium Global Investments, a vice president at Salomon Brothers and as head of fixed- income research at Renaissance Capital.

     Max Wolman, Investment Manager, GEM Debt Team. Mr. Wolman joined the fixed-income group of the Aberdeen Group in January 2001 and is an assistant fund manager on the global emerging market debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis, however he is now responsible for wider emerging debt analysis including external and corporate issuers. Mr. Wolman is a member of the GEM Debt Team investment committee and is also responsible for the daily implementation of the investment process. Originally from South Africa, Mr. Wolman began his career at Liontrust Asset Management, and graduated from Leeds University with a BA (Hons) in Business Management.


     For additional information concerning Aberdeen, including a description of the services provided, see "Sub-Adviser" in the SAI.

Investment Management Agreement

     Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay a fee for the services and facilities provided by the Adviser at the annual rate of 1.00% of Managed Assets.

     For purposes of calculation of the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund).

     In addition to the management fee, the Fund pays all other costs and expenses of its operations including the compensation of its Trustees (other than those affiliated with the Adviser), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing Common Shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

     The Sub-Adviser receives a portfolio management fee at the annual rate of ..50% of Managed Assets, which is paid by the Adviser out of the Adviser's management fee.

     The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has also agreed to reimburse the Adviser for one-half of the structuring fee payable by the Adviser to Citigroup Global Markets Inc. as described in "Underwriting-Additional Compensation and Other Relationships."

     Because the fee paid to the Adviser (and by the Adviser to the Sub-Adviser) will be calculated on the basis of the Fund's Managed Assets, which include the proceeds of leverage, the dollar amount of the Adviser's and Sub-Adviser's fees will be higher (and the Adviser and Sub- Adviser will be benefited to that extent) when leverage is utilized. In this regard, if the Fund uses leverage in the amount equal to 22.74% of the Fund's Managed Assets (after their issuance), the Fund's management fee would be 1.29% of net assets attributable to Common Shares. See "Summary of Fund Expenses."

                             NET ASSET VALUE

     The NAV of the Common Shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. The NAV will be determined as of the close of regular trading on the NYSE (normally 4:00 p.m. New York City time) on each day the NYSE is open for trading. Domestic debt securities and foreign securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

     The assets in the Fund's portfolio will be valued daily in accordance with valuation procedures adopted by the Board of Trustees. The Sub- Adviser anticipates that a majority of the Fund's assets will be valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would call into doubt whether the earlier market quotations represent fair value, the Fund may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund will be governed by valuation procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

     Fair Value. When applicable, fair value of securities of an issuer is determined by the Board or a committee of the Board or a designee of the Board. In fair valuing the Fund's investments, consideration is given to several factors, which may include, among others, the following:

         o   the fundamental business data relating to the issuer;

         o an evaluation of the forces which influence the market in which the securities of the issuer are purchased and sold;

         o   the type, size and cost of the security;

         o   the financial statements of the issuer;

         o the credit quality and cash flow of the issuer, based on the Sub-Adviser's or external analysis;

         o the information as to any transactions in or offers for the security;

         o the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

         o   the coupon payments;

         o the quality, value and saleability of collateral, if any, securing the security;

         o the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

         o the prospects for the issuer's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; and

         0   other relevant factors.

     Other Securities. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sale price (NASDAQ Official Closing Price for NASDAQ National Market Securities) on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.


                              DISTRIBUTIONS

     The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to make a level dividend distribution each quarter to Common Shareholders after payment of interest on any outstanding borrowings or dividends on any outstanding Preferred Shares. The level dividend rate may be modified by the Board of Trustees from time to time. If, for any quarterly distribution, net investment company taxable income, if any (which term includes net short-term capital gain) is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year will include any remaining net investment company taxable income undistributed during the year, as well as all net capital gains realized during the year. If the total distributions made in any calendar year exceed net investment company taxable income and net capital gains, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the shareholder's adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution is expected to be declared approximately 90 days after the completion of this offering and paid approximately 90 to 120 days after completion of this offering, depending on market conditions.

     First Trust Advisors has applied to the Securities and Exchange Commission, on behalf of certain closed-end funds for which it acts as investment adviser, for an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder permitting such funds to make periodic distributions of long-term capital gains, provided that the distribution policy of such funds with respect to their common shares calls for periodic (e.g., quarterly/monthly) distributions in an amount equal to a fixed percentage of the Fund's average net asset value over a specified period of time or market price per common share at or about the time of distribution or pay-out of a level dollar amount. The Fund's Board of Trustees has authorized First Trust Advisors to amend the exemptive application to include the Fund as a party thereto. The exemption also would permit the Fund to make distributions with respect to any preferred shares that may be issued by the Fund in accordance with such shares' terms. No assurance can be given that the Securities and Exchange Commission will grant the exemption to the Fund. The staff of the Securities and Exchange Commission has indicated that it has suspended the processing of exemptive applications requesting the type of relief referenced above, pending review by the staff of the results of an industry-wide Securities and Exchange Commission inspection focusing on the dividend practices of closed-end management investment companies. There can be no assurance as to when that review might be completed or whether, following that review, the staff would process such applications or grant such relief. This offering, however, is not contingent upon the receipt of such exemption.

     The level dividend distribution described above would result in the payment of approximately the same amount or percentage to Common Shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses the source or sources of the distributions. Thus, if the source of the dividend or other distribution were the original capital contribution of the Common Shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Common Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit. In addition, in cases where the Fund would return capital to Common Shareholders, such distribution may impact the Fund's ability to maintain its asset coverage requirements and to pay the dividends on any Preferred Shares that the Fund may issue.

     Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio, the amount of leverage utilized by the Fund and the Fund's use of hedging. To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's NAV and, correspondingly, distributions from undistributed income will decrease the Fund's NAV. Shareholders will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Dividend Reinvestment Plan."


                       DIVIDEND REINVESTMENT PLAN

     If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

     If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at that time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

     You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331- 1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

     The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

     There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

     Automatically reinvesting dividends and distributions will not affect a Common Shareholder's tax liability on those dividends and distributions. See "Federal Tax Matters."

     If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.


                          DESCRIPTION OF SHARES

Common Shares

     The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $.01 per share and subject to the rights of the holders of Preferred Shares, if issued, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Board of Trustees in their sole discretion) or rights to cumulative voting.

     The Fund's Common Shares have been approved for listing on the NYSE, subject to notice of issuance, under the symbol "FEO." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

     NAV will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Adviser has agreed to pay
(i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of certain underwriter expenses) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price. See "Use of Proceeds."

     Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Preferred Shares

     The Declaration of Trust provides that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

     The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund currently has the ability to issue Leverage Instruments, which may include Preferred Shares, representing up to 33-1/3% of the Fund's Managed Assets immediately after the Leverage Instruments are issued. The Board of Trustees also reserves the right to issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares plus the principal amount of any outstanding leverage consisting of debt to 50% of the value of the Fund's Managed Assets less liabilities and indebtedness of the Fund (other than leverage consisting of debt). We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Declaration of Trust, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

     Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

     Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Trustees of the Fund at any time two years of accrued dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law or the Declaration of Trust, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

     The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

     Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares issued are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

     The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.


             CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

     Under Massachusetts law, shareholders, in certain circumstances, could be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Board of Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

     The Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The number of Trustees is currently five, but the Board of Trustees may increase the size of the Board up to a total of 15 Trustees. Subject to applicable provisions of the 1940 Act, vacancies on the Board of Trustees may be filled by a majority action of the remaining Trustees. Such provisions may work to delay a change in the majority of the Board of Trustees. Generally, the Declaration of Trust requires a vote by holders of at least two-thirds of the Common Shares and Preferred Shares, if any, voting together as a single class, except as described below and in the Declaration of Trust, to authorize: (1) a conversion of the Fund from a closed-end to an open- end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (subject to a limited exception if the acquiring fund is not an operating entity immediately prior to the transaction);
(3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities, in connection with the termination of the Fund, and other limited circumstances set forth in the Declaration of Trust); (4) in certain circumstances, a termination of the Fund; (5) a removal of Trustees by Common Shareholders; or (6) certain transactions in which a Principal Shareholder (as defined in the Declaration of Trust) is a party to the transaction. However, with respect to (1) above, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required. With respect to (2) above, except as otherwise may be required, if the transaction constitutes a plan of reorganization which adversely affects Preferred Shares, if any, then an affirmative vote of two-thirds of the Preferred Shares voting together as a separate class is required as well. With respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the Trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act (a "Majority Shareholder Vote"), is required, provided that when only a particular class is affected (or, in the case of removing a Trustee, when the Trustee has been elected by only one class), only the required vote of the particular class will be required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Fund's shares otherwise required by law or any agreement between the Fund and any national securities exchange. Approval of Fund shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization, exchange of shares or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares and Preferred Shares, if any, outstanding and entitled to vote. See the SAI under "Certain Provisions in the Declaration of Trust."

     The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

     Reference should be made to the Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.


             STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                     AND CONVERSION TO OPEN-END FUND

Closed-End Structure

     Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

     However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to NAV. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its NAV and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at NAV or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

Repurchase of Common Shares and Tender Offers

     In recognition of the possibility that the Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser, Sub-Adviser and any financial adviser that the Adviser may retain, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund will consider from time to time open market repurchases of and/or tender offers for Common Shares to seek to reduce any market discount from NAV that may develop. In connection with its consideration from time to time of open market repurchases of and/or tender offers for Common Shares, the Board of Trustees of the Fund will consider whether to commence a tender offer or share-repurchase program at the first quarterly Board meeting following a calendar year in which the Fund's Common Shares have traded at an average weekly discount from NAV of more than 10% in the last 12 weeks of that calendar year. After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. The Fund may, subject to its investment limitation with respect to borrowings, incur debt to finance such repurchases or a tender offer or for other valid purposes. Interest on any such borrowings would increase the Fund's expenses and reduce the Fund's net income.

     There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their NAV. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and NAV that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of NAV for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

     Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the Managed Assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Because of the nature of the Fund's investment objective, policies and portfolio, the Adviser and the Sub-Adviser do not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and do not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

Conversion to Open-End Fund

     The Fund may be converted to an open-end investment company at any time if approved by the holders of two-thirds of the Fund's shares outstanding and entitled to vote, provided that, unless otherwise required by law, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Board of Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. Any Preferred Shares or borrowings would need to be redeemed or repaid upon conversion to an open-end investment company. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge or contingent deferred sales charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but would intend to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at NAV plus a sales load.


                           FEDERAL TAX MATTERS

     This section summarizes some of the main federal income tax consequences of owning Common Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

     This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

     As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

     Fund Status. The Fund intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. To qualify, the Fund must, among other things, satisfy certain requirements relating to the source and nature of its income and the diversification of its assets. If the Fund qualifies as a regulated investment company and distributes all of its income, the Fund generally will not pay federal income or excise taxes.

     Distributions. Fund distributions will constitute dividends to the extent of the Fund's current and accumulated earnings and profits. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, but, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at new tax rates equal to those applicable to net capital gains. Generally, you will treat all capital gains dividends as long- term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The Fund is likely to make distributions in some years in excess of its earnings and profits. To the extent that the Fund makes distributions in excess of its current and accumulated earnings and profits, such distributions will represent a return of capital for tax purposes to the extent of your tax basis in the shares and thus will generally not be taxable to you and will thereafter constitute a capital gain. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

     Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction but this amount is not expected to be significant.

     If You Sell Shares. If you sell your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares, such as to account for any distributions which are a return of capital as discussed above. Any loss realized upon a taxable disposition of the shares may be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date the original shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired. In addition, the ability to deduct capital losses may otherwise be limited.

     Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets); however, the 20% rate will be reduced to 18% and the 10% rate will be reduced to 8% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

     Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

     A portion of the ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund generally will be taxed at the same new rates that apply to net capital gain (as discussed above), but only if certain holding period requirements are satisfied and the dividends are attributable to qualified dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

     Foreign Tax Credit. If the Fund invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

     Backup Withholding. The Fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable dividends and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or who otherwise fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that such shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders under federal tax laws are generally exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or credit against the shareholder's federal income tax liability if the appropriate information is provided to the Internal Revenue Service.

     Alternative Minimum Tax. As with any taxable investment, investors may be subject to the federal alternative minimum tax on their income (including taxable income from the Fund), depending on their individual circumstances.

     Further Information. The SAI summarizes further federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein.

                              UNDERWRITING

     Subject to the terms and conditions stated in a purchase agreement dated
             , 2006, each Underwriter named below, for which Merrill Lynch, Pierce, Fenner & Smith Incorporated is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.

                                                                               NUMBER OF
             UNDERWRITER                                                     COMMON SHARES
             -----------                                                     -------------
 Merrill Lynch, Pierce, Fenner & Smith
             Incorporated ..............................................
 Citigroup Global Markets Inc. .........................................
 Robert W. Baird & Co. Incorporated ....................................
 Crowell, Weedon & Co. .................................................
 Ferris, Baker Watts, Incorporated .....................................
 Janney Montgomery Scott LLC ...........................................
 KeyBanc Capital Markets, a division of McDonald Investments Inc. ......
 Ladenburg Thalmann & Co. Inc. .........................................
 Oppenheimer & Co. Inc. ................................................
 RBC Capital Markets Corporation .......................................
 Ryan Beck & Co., Inc. .................................................
 Stifel, Nicolaus & Company, Incorporated ..............................
 Wedbush Morgan Securities Inc. ........................................
 Wells Fargo Securities, LLC ...........................................
                                                                             -------------
             Total .....................................................
                                                                             =============

     The purchase agreement provides that the obligations of the Underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The Underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund, the Adviser and the Sub- Adviser have agreed to indemnify the Underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make for any of those liabilities.

Commissions and Discounts

     The Underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the
public offering price less a concession not in excess of $   per Common Share.
The sales load the Fund will pay of $.90 per Common Share is equal to 4.5% of the initial offering price. The Underwriters may allow, and the dealers may
reallow, a discount not in excess of $    per Common Share on sales to other
dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares
purchased on or before                , 2006.

     The following table shows the public offering price, estimated offering expenses, sales load and proceeds to the Fund. The information assumes either no exercise or full exercise by the Underwriters of their overallotment option.

                                                                            PER SHARE      WITHOUT OPTION      WITH OPTION
     Public offering price.............................................      $20.00              $                  $
     Sales load........................................................        $.90              $                  $
     Estimated offering expenses.......................................        $.04              $                  $
     Proceeds, after expenses, to the Fund.............................      $19.06              $                  $

     The Fund will pay its Common Share offering costs up to and including $.04 per Common Share. The Fund has agreed to pay the Underwriters $.00667 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. The amount paid by the Fund as this partial reimbursement to the Underwriters will not exceed .03335% of the total price to the public of the Common Shares sold in this offering. The Fund has also agreed to pay certain fees to counsel to the Underwriters in an amount up to $7,500, which will not
exceed    % of the total price to the public of the Common Shares sold in this offering. The Adviser has agreed to pay (i) all organizational costs and (ii) all offering costs of the Fund (other than sales load, but including the partial reimbursement of certain Underwriter expenses described above) that exceed .2% (or $.04 per Common Share) of the Fund's offering price. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed .2% (or $.04 per Common Share) of the Fund's offering price.

Overallotment Option

     The Fund has granted the Underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the Underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional Common Shares proportionate to that Underwriter's initial amount reflected in the above table.

Price Stabilization, Short Positions and Penalty Bids

     Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit Underwriters and selling group members from bidding for and purchasing the Common Shares. However, the representative may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

     If the Underwriters create a short position in the Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this prospectus, the representative may reduce that short position by purchasing Common Shares in the open market. The representative may also elect to reduce any short position by exercising all or part of the overallotment option described above. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize the price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

     Neither the Fund nor any of the Underwriters makes any representations or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the Underwriters makes any representation that the representative will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

     The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the Underwriters, except for the sale of the Common Shares to the Underwriters pursuant to the purchase agreement and certain transactions relating to the Fund's Dividend Reinvestment Plan.

     The Fund anticipates that the Underwriters may from time to time act as brokers or, after they have ceased to be Underwriters, dealers in executing the Fund's portfolio transactions. The Underwriters are active Underwriters of, and dealers in, securities and act as market-makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

     Common Shares will be sold so as to ensure that NYSE distribution standards (i.e., round lots, public shares and aggregate market value) will be met.

Additional Compensation and Other Relationships

     The Adviser (and not the Fund) has agreed to pay from its own assets additional compensation to Merrill Lynch. This additional compensation will be payable quarterly at the annual rate of .15% of the Fund's Managed Assets during the continuance of the investment management agreement between the Adviser and the Fund. Merrill Lynch has agreed to provide, as requested by the Adviser, specified after-market support services designed to maintain the visibility of the Fund on an ongoing basis; relevant information, studies or reports regarding the Fund and the closed-end investment company industry; and consultation regarding market discounts of the Fund. The total amount of these additional compensation payments to Merrill Lynch, which are considered underwriting
compensation, will not exceed   % of the total price to the public of the Common
Shares sold in this offering.

     The Adviser (and not the Fund) has agreed to pay from its own assets to
Citigroup Global Markets Inc. a structuring fee in the amount of $     , which
is equal to 1.0% of the Fund's Managed Assets attributable to Common Shares sold by Citigroup Global Markets Inc. in this offering, for advice relating to the structure, design and organization of the Fund as well as services related to the sale and distribution of the Fund's Common Shares. The amount of the structuring fee paid to Citigroup Global Markets Inc., which is considered
underwriting compensation, will not exceed    % of the total price to the public
of the Common Shares sold in this offering.

     The total amount of the additional compensation payments to Merrill Lynch and Citigroup Global Markets Inc. described above, plus the amounts paid by the Fund as the $.00667 per Common Share partial reimbursement to the Underwriters and the payment of certain fees to counsel to the Underwriters will not exceed 4.5% (or $.90 per Common Share) of the total price to the public of the Common

Shares sold in this offering. The sum total of all compensation to or reimbursement of Underwriters in connection with this public offering of Common Shares, including sales load and all forms of additional compensation to Underwriters, will be limited to 9% (or $1.80 per Common Share) of the total price to the public of the Common Shares sold in this offering.

     The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated is 4 World Financial Center, New York, New York 10080.


      ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT AND TRANSFER AGENT

     The custodian of the assets of the Fund is PFPC Trust Company, 8800 Tinicum Blvd., 3rd Floor, Philadelphia, Pennsylvania 19153. The Fund's transfer, shareholder services and dividend paying agent is PFPC Inc., 4400 Computer Dr., Westboro, Massachusetts 01581. Pursuant to an administration and accounting services agreement, PFPC Inc. also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. PFPC Trust Company and PFPC Inc., are both members of The PNC Financial Services Group, Inc. As compensation for these services, the Fund has agreed to pay PFPC Inc. an annual fee, calculated daily and payable on a monthly basis, of .10% of the Fund's Managed Assets, subject to decrease with respect to additional Fund net assets.


                             LEGAL OPINIONS

     Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the Underwriters by Clifford Chance US LLP, New York, New York. Chapman and Cutler LLP and Clifford Chance US LLP may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
Use of Proceeds...........................................................   1
Investment Objective......................................................   1
Investment Restrictions...................................................   2
Portfolio Composition.....................................................   4
Additional Information About the Fund's Investments and
    Investment Risks......................................................   9
Other Investment Policies and Techniques..................................  22
Management of the Fund....................................................  30
Investment Adviser........................................................  37
Proxy Voting Procedures...................................................  41
Sub-Adviser...............................................................  42
Portfolio Transactions and Brokerage......................................  47
Description of Shares.....................................................  49
Certain Provisions in the Declaration of Trust............................  51
Repurchase of Fund Shares; Conversion to Open-End Fund....................  53
Federal Income Tax Matters................................................  55
Performance Related and Comparative Information...........................  60
Independent Registered Public Accounting Firm.............................  62
Administrator, Custodian, Fund Accountant and Transfer Agent..............  62
Additional Information....................................................  63
Report of Independent Registered Public Accounting Firm...................  64
Financial Statements......................................................  65
Appendix A--Description of Ratings........................................ A-1
Appendix B--Aberdeen Asset Management Inc. Proxy Voting Policy............ B-1

                     This page is intentionally left blank.


Page 50


================================================================================
     Until      , 2006 (25 days after the date of this prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as Underwriters and with respect to their unsold allotments or subscriptions.


                                             SHARES

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

                                  COMMON SHARES
                                $20.00 PER SHARE


                                   ----------
                                   PROSPECTUS
                                   ----------


                               MERRILL LYNCH & CO.

                                    CITIGROUP

                              ROBERT W. BAIRD & CO.

                              CROWELL, WEEDON & CO.

                               FERRIS, BAKER WATTS
                                  INCORPORATED

                           JANNEY MONTGOMERY SCOTT LLC

                             KEYBANC CAPITAL MARKETS

                          LADENBURG THALMANN & CO. INC.

                                OPPENHEIMER & CO.

                               RBC CAPITAL MARKETS

                                 RYAN BECK & CO.

                                 STIFEL NICOLAUS

                         WEDBUSH MORGAN SECURITIES INC.

                             WELLS FARGO SECURITIES


                                            , 2006
================================================================================

Back Cover

         THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                  SUBJECT TO COMPLETION, DATED AUGUST 28, 2006



                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION

         First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a newly organized, closed-end, diversified management investment company.

          This Statement of Additional Information relating to the common shares of beneficial interest of the Fund (the "Common Shares") is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated _______________, 2006 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Prospectus prior to purchasing such shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You also may obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

         This Statement of Additional Information is dated                .

                                TABLE OF CONTENTS

                                                                           Page

USE OF PROCEEDS.............................................................1
INVESTMENT OBJECTIVE........................................................1
INVESTMENT RESTRICTIONS.....................................................2
PORTFOLIO COMPOSITION.......................................................4
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND INVESTMENT
    RISKS...................................................................9
OTHER INVESTMENT POLICIES AND TECHNIQUES...................................22
MANAGEMENT OF THE FUND.....................................................30
INVESTMENT ADVISER.........................................................37
PROXY VOTING PROCEDURES....................................................41
SUB-ADVISER................................................................42
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................47
DESCRIPTION OF SHARES......................................................49
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST.............................51
REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND.....................53
FEDERAL INCOME TAX MATTERS.................................................55
PERFORMANCE RELATED AND COMPARATIVE INFORMATION............................60
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................62

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT AND TRANSFER AGENT...............62
ADDITIONAL INFORMATION.....................................................63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................64
FINANCIAL STATEMENTS.......................................................65
APPENDIX A         DESCRIPTION OF RATINGS.................................A-1
APPENDIX B         ABERDEEN ASSET MANAGEMENT INC. PROXY VOTING POLICY.....B-1

                                USE OF PROCEEDS

         The net proceeds of the offering of Common Shares of the Fund will be approximately $ ($ if the Underwriters exercise the overallotment option in full) after payment of the estimated organizational expenses and offering costs. The Fund expects it will be able to invest substantially all of the net proceeds in securities and other instruments that meet the investment objective and policies within two months after completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

         For the Fund, First Trust Advisors L.P. ("First Trust Advisors" or "Adviser") has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including a partial reimbursement of underwriter expenses) that exceed $.04 per Common Share. Aberdeen Asset Management Inc. ("Aberdeen" or "Sub-Adviser") has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $.04 per Common Share.


                              INVESTMENT OBJECTIVE

         The Fund's investment objective is to provide a high level of total return. There can be no assurance that the Fund's investment objective will be achieved.

         The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. The Fund may invest up to 80% of its Managed Assets in non-investment grade debt issues. Non-investment grade debt issues are rated below "Baa3" by Moody's Investors Service, Inc. ("Moody's"), below "BBB-" by Standard & Poor's Ratings Group, a division of The McGraw Hill Companies, Inc. ("S&P"), or comparably rated by another NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. Non-investment grade debt issues are commonly referred to as "high yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

         Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in equity and fixed-income securities of issuers in emerging market countries. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, depository receipts and warrants. Fixed-income securities in which the Fund may invest include securities issued by government, government-related and supranational issuers ("government debt"), corporate debt, asset-backed securities, credit-linked notes and credit default swaps. An "emerging market" country is any country determined to have an emerging market economy, considering factors such as whether the country has a low-to-middle-income economy according to the World Bank or its related organizations, the country's credit rating, its political and economic stability and the development of its financial and capital markets. These countries generally include countries located in Latin America, the Caribbean, Asia, Africa, the Middle East and Eastern and Central Europe. The Fund will be flexibly managed so that, depending on the Sub-Adviser's outlook, it sometimes will be more heavily invested in equity securities or in fixed income securities. Under normal circumstances the Fund expects to invest in securities diversified among several countries.

         The Common Shares may trade at a discount or premium to net asset value ("NAV"). An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective. For further discussion of the Fund's portfolio composition and associated special risk considerations, see "The Fund's Investments" and "Risks" in the Prospectus.


                             INVESTMENT RESTRICTIONS

         The Fund's investment objective and certain investment policies of the Fund are described in the Prospectus. The Fund, as a fundamental policy, may not:

                    1. With respect to 75% of its total assets, purchase any securities if, as a result, more than 5% of the Fund's total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that government securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation;

                    2. Purchase any security if, as a result of the purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of borrowers and other issuers having their principal business activities in the same industry; provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities;

                    3. Borrow money, except as permitted by the 1940 Act, the rules thereunder and interpretations thereof or pursuant to a Securities and Exchange Commission exemptive order;

                    4. Issue senior securities, as defined in the 1940 Act, other than: (i) Preferred Shares which immediately after issuance will have asset coverage of at least 200%; (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%;
         (iii) the borrowings permitted by investment restriction 3 above; or
         (iv) pursuant to a Securities and Exchange Commission exemptive order;

                    5. Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objective, policies and limitations;

                    6. Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in connection with the purchase and sale of portfolio securities;

                    7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities; and

                    8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, derivative instruments or from investing in securities or other instruments backed by physical commodities).

         For the purpose of applying the limitation set forth in subparagraph
(2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above.

         Except as noted above, the foregoing fundamental investment policies, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and of the holders of the outstanding Preferred Shares voting as a single class. Under the 1940 Act a "majority of the outstanding voting securities" means the vote of: (A) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy; or (B) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

                    1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short; or

                    2. Purchase securities of listed companies for the purpose of exercising control.

         The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.


                              PORTFOLIO COMPOSITION

         Emerging Market Securities. The Fund intends to invest in debt and equity securities denominated in currencies of emerging market countries. An "emerging market" country is any country determined to have an emerging market economy, considering factors such as whether the country has a low-to-middle-income economy according to the World Bank or its related organizations, the country's credit rating, its political and economic stability and the development of its financial and capital markets. These countries generally include countries located in Latin America, the Caribbean, Asia, Africa, the Middle East and Eastern and Central Europe.

         Equity Securities. The Fund intends to invest in equity securities. Equity securities generally represent an equity ownership interest in an issuer. Although equity securities have historically generated higher average returns than fixed-income securities over the long term, equity securities also have experienced significantly more volatility in those returns and in certain years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

         Preferred Stock. The Fund may invest in preferred stock. Preferred stock represents an equity ownership interest in a corporation, but generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock. Some preferred stocks offer a fixed rate of return with no maturity date. Because those preferred stocks never mature, they act like long-term bonds, can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stocks have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company's financial condition or prospects or to fluctuations in the equity markets. Preferred stockholders generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

         Convertible Securities. The Fund may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. The value of a convertible security is a function of (i) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and
(ii) its worth if converted into the underlying common stock.

         Government Debt Securities. The Fund intends to invest in government debt securities. The Fund will invest in government debt securities, including those of emerging market issuers or of other non-U.S. issuers. These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (b) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by the above-noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. Emerging market debt securities generally are rated in the lower rating categories by recognized credit rating agencies or are unrated and considered to be of comparable quality to lower rated debt securities. A non-U.S. issuer of debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. Some of these risks do not apply to issuers in larger, more developed countries. These risks are more pronounced in investments in issuers in emerging markets or if the Fund invests significantly in one country.

         Corporate Bonds. The Fund intends to invest in corporate bonds. Corporate bonds generally are used by corporations to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date. The Fund may invest in non-U.S. corporate bonds which involve unique risks compared to investing in the securities of U.S. issuers. As described above, these risks may be amplified in the case of emerging market debt securities. See "Risks--Non-U.S. Securities Risk."

         Non-Investment Grade Securities. The Fund may invest up to 80% of its Managed Assets in securities that, at the time of investment, are not investment grade quality. However, the Fund will not invest more than 15% of its Managed Assets in securities rated below "B-" by Moody's and/or S&P. Accordingly, the Fund may invest a significant portion of its Managed Assets in securities that are rated non-investment grade or, if unrated, considered to be of comparable quality by the Sub-Adviser. Non-investment grade quality securities are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as "high yield" or "junk" bonds. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities typically are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than the prices of higher grade securities. The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. See "Risks--Non-Investment Grade Securities Risk."

         Asset-Backed Securities. The Fund may invest up to 15% of it Managed Assets in asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans or accounts, which payment may be affected adversely by a general downturn in the economy.

         Credit Linked Notes. The Fund may invest up to 35% of its Managed Assets in Credit Linked Notes, provided such securities are issued by an institution with at least an "A" credit rating by Moody's and/or S&P. Credit Linked Notes are structured securities typically issued by banks whose principal and interest payments are contingent on the performance of the reference issuer. Credit Linked Notes are created by embedding a designated security in a funded asset to form an investment whose credit risk and cash flow characteristics resemble those of a bond or loan. These notes pay an enhanced coupon to the investor for taking on the added credit risk of the reference issuer.

         Credit Default Swaps. The Fund may invest in credit default swap transactions for hedging or investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement.

         Illiquid/Restricted Securities. The Fund may invest up to 15% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser to be illiquid are subject to the limitation set forth above.

         Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period which the net proceeds of the offering of Common Shares are being invested, the issuance of Preferred Shares, if any, commercial paper or notes and/or borrowings are being invested or during periods in which the Adviser or the Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its Managed Assets in cash and cash equivalents. The Fund's determination, in consultation with the Adviser and the Sub-Adviser, that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objective.

         The cash and cash equivalents are defined to include, without limitation, the following:

                   (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $100,000, therefore, certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Pursuant to the Fund's policies and procedures, the Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Sub-Adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The investment adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Sub-Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

                   (5) The Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.


    ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND INVESTMENT RISKS

EMERGING MARKETS RISK.

         A substantial portion of the Fund's Managed Assets are expected to be invested in equity or debt instruments of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities (see "Non-U.S. Securities Risk"), heightened risks of investing in emerging markets government debt include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

         Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. The risks associated with investments in foreign securities may be greater with respect to investments in developing countries and are certainly greater with respect to investments in securities of financially and operationally troubled issuers.

NON-INVESTMENT GRADE SECURITIES RISK

         The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's, below "BBB-" by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and principal and are more susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

         Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments than an investment grade issuer. The principal amount of non-investment grade securities outstanding has proliferated in the past decade as an increasing number of issuers have used non-investment grade securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Similarly, down-turns in profitability in specific industries, such as the energy industry, could adversely affect the ability of non-investment grade debt issuers in that industry to meet their obligations. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower quality securities may have an adverse effect on the Fund's NAV and the market value of its Common Shares. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer's assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

         The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the

Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

         Because investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of an issuer's creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

         Ratings of securities represent the rating agencies' opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. Therefore, the financial history, the financial condition, the prospects and the management of an issuer, among other things, also will be considered in selecting securities for the Fund's portfolio. See Appendix A to this Statement of Additional Information for a description of Moody's and S&P's ratings.

NON-U.S. SECURITIES RISK

         The Fund intends to invest a substantial portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. "Foreign government securities" include debt securities issued or guaranteed, as to payment of principal and interest, by governments, semi-governmental entities, governmental agencies, supranational entities and other governmental entities (each a "Governmental Entity" and collectively, "Governmental Entities") of foreign countries denominated in the currencies of such countries or in U.S. dollars (including debt securities of a Governmental Entity in any such country denominated in the currency of another such country).

         A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank. Debt securities of "semi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. Examples of semi-government issuers include, among others, the Province of Ontario and the City of Stockholm.

         Investment in Government Debt Can Involve a High Degree of Risk. The Governmental Entity that controls the repayment of government debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A Governmental Entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the Governmental Entity's policy toward the International Monetary Fund and the political constraints to which a Governmental Entity may be subject. Governmental Entities also may depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make disbursements may be conditioned on a Governmental Entity's implementation of economic reforms and/or economic performance and the timely service of the debtor's obligations. Failure to implement such reforms, achieve the levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the Governmental Entity, which may further impair the debtor's ability or willingness to service its debts in a timely manner. Consequently, Governmental Entities may default on their government debt. Holders of government debt (including the Fund) may be requested to participate in the rescheduling of the debt and to extend further loans to Governmental Entities. There is no bankruptcy proceeding by which government debt on which Governmental Entities have defaulted may be collected in whole or in part.

         Foreign Securities Involve Certain Risks. These risks include political or economic instability in the country of issue, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls, and the seizure or nationalization of foreign deposits. Such securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign issuer or government than about a domestic issuer or the U.S. government. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of confiscatory taxation and diplomatic developments which could affect investment. In many instances, foreign fixed-income securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. These securities may be less liquid than securities of U.S. issuers, or the instrumentalities or agencies of the United States. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of these securities.

         Additional costs could be incurred in connection with the Fund's international investment activities. Foreign countries may impose taxes on income on foreign investments. Foreign brokerage commissions are generally higher than U.S. brokerage commissions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances) may be associated with the maintenance of assets in foreign jurisdictions.

CURRENCY RISK

         The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks. See "Derivatives Risk" below.

         The Fund may enter into currency exchange transactions to hedge the Fund's exposure to foreign currency exchange rate risk. The Fund's currency transactions will be limited to portfolio hedging involving portfolio positions. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

         At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

DERIVATIVES RISK

         The Fund may use various other investment management techniques that also involve certain risks and special considerations, including engaging in hedging and risk management transactions, including credit default swaps, Credit Linked Notes, interest rate options, futures, swaps, caps, floors, and collars, currency exchange transactions and other derivative transactions. These strategic transactions will be entered into to seek to manage the risks of the Fund's portfolio securities, but may have the effect of limiting the gains from favorable market movements.

          A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio, and also may enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. The Fund also may engage in hedging transactions to seek to protect the value of its portfolio against declines in NAV resulting from changes in interest rates or other market changes. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Sub-Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions.

         The Fund may enter into interest rate swaps or total rate of return swaps or purchase or sell interest rate caps or floors. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest, e.g., an obligation to make floating rate payments for an obligation to make fixed rate payments.

         The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling the interest rate floor.

         In circumstances in which the Sub-Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.

         The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Sub-Adviser's ability to predict correctly the direction and extent of movements in interest rates.

         At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Sub-Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions.

         Because these hedging transactions are entered into for good-faith risk management purposes, the Sub-Adviser and the Fund believe these obligations do not constitute senior securities. The Fund usually will enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to the transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Sub-Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

         The Fund also may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. Credit derivative transaction exposure will be limited to 50% of the Managed Assets of the Fund. Such exposure will be attained through the use of derivatives described above and through credit default swap transactions and credit linked securities, both of which are discussed below.

         Credit Default Swap Transactions. The Fund may invest in credit default swap transactions (as measured by the notional amounts of the swaps), including credit linked notes (described below) for hedging and investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

         The Fund also may purchase credit default swap contracts in order to hedge against the risk of default of debt securities it holds, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

         Credit Linked Notes. The Fund may invest in Credit Linked Notes. Credit Linked Notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a Credit Linked Note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the Credit Linked Note in the full amount of the purchase price of the note. The issuer of a Credit Linked Note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the Credit Linked Note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

         Credit Linked Notes are subject to credit risk of the reference securities underlying the Credit Linked Notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

         Credit Linked Notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

         The market for Credit Linked Notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Credit Linked Notes. In certain cases, a market price for a Credit Linked Note may not be available. The collateral for a Credit Linked Note is one or more credit default swaps, which, as described above, are subject to additional risk.

         New financial products continue to be developed and the Fund may invest in any products that may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

         Risks and Special Considerations Concerning Derivatives. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Sub-Adviser's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance the Sub-Adviser's judgment in this respect will be accurate. Consequently, the use of derivatives for hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

                   (2) Credit Risk. Credit risk is the risk that a loss is sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Sub-Adviser reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Sub-Adviser's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Sub-Adviser's judgment in this respect will be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are liquid because the exchange clearinghouse is the counterparty of every contract. Over-the-counter ("OTC") transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

RESTRICTIVE COVENANTS AND 1940 ACT RESTRICTIONS

         With respect to a leverage borrowing program instituted by the Fund, the credit agreements governing such a program (the "Credit Agreements") will likely include usual and customary covenants for this type of transaction, including, but not limited to, limits on the Fund's ability to: (i) issue Preferred Shares; (ii) incur liens or pledge portfolio securities or investments; (iii) change its investment objective or fundamental investment restrictions without the approval of lenders; (iv) make changes in any of its business objectives, purposes or operations that could result in a material adverse effect; (v) make any changes in its capital structure; (vi) amend the Fund documents in a manner which could adversely affect the rights, interests or obligations of any of the lenders; (vii) engage in any business other than the business currently engaged in; (viii) create, incur, assume or permit to exist certain debt except for certain specific types of debt; and (ix) permit any of its Employment Retirement Income Security Act of 1974, as amended ("ERISA"), affiliates to cause or permit to occur an event that could result in the imposition of a lien under the Internal Revenue Code of 1986, as amended (the "Code") or ERISA. In addition, the Credit Agreements would not permit the Fund's asset coverage ratio (as defined in the Credit Agreements) to fall below 300% at any time.

         Under the requirements of the 1940 Act, the Fund must have asset coverage of at least 300% immediately after any borrowing, including borrowing under any leverage borrowing program the Fund implements. For this purpose, asset coverage means the ratio which the value of the total assets of the Fund, less liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of borrowings represented by senior securities issued by the Fund. The Credit Agreements would limit the Fund's ability to pay dividends or make other distributions on the Fund's Common Shares unless the Fund complies with the Credit Agreements' 300% asset coverage test. In addition, the Credit

Agreements will not permit the Fund to declare dividends or other distributions or purchase or redeem Common Shares or Preferred Shares: (i) at any time that any event of default under the Credit Agreements has occurred and is continuing; or (ii) if, after giving effect to such declaration, the Fund would not meet the Credit Agreements' 300% asset coverage test set forth in the Credit Agreements.

ILLIQUID/RESTRICTED SECURITIES

         The Fund may invest up to 15% of its Managed Assets in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in restricted securities. However, restricted securities determined by the Sub-Adviser, under the supervision of the Board of Trustees, to be illiquid, are subject to the limitations set forth above. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered in order for the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Fund would, in either case, bear market risks during that period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as restricted securities and are purchased directly from the issuer or in the secondary market ("Direct Placement Securities"). Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register the restricted securities to dispose of them resulting in additional expense and delay. Adverse market conditions could impede the public offering of securities.

         Over time, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                                        -21

                    OTHER INVESTMENT POLICIES AND TECHNIQUES

HEDGING STRATEGIES

         General Description of Hedging Strategies. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale, to seek to reduce interest rate risks arising from the use of any financial leverage by the Fund and to mitigate risks, including interest rate, currency and credit risks. The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include exchange-listed and over-the-counter put and call options on currencies, securities, fixed-income, currency and interest rate indices, and other financial instruments, financial futures contracts and options thereon (hereinafter referred to as "Futures" or "futures contracts"), interest rate and currency transactions such as swaps, caps, floors or collars or credit derivative instruments.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" recognized but unrealized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

         General Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the Fund is not subject to regulation as a commodity pool under the CEA.

         Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

         Asset Coverage for Futures and Options Positions. The Fund will comply with the regulatory requirements of the Securities and Exchange Commission and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the Securities and Exchange Commission and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

         Options. As an anticipatory hedge, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price.

         As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

         Certain Considerations Regarding Options. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

         Some, but not all, of the derivative instruments may be traded and listed on an exchange. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         Futures Contracts. The Fund may enter into securities-related futures contracts, including security futures contracts as an anticipatory hedge. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in securities prices and purchases of Futures as an offset against the effect of expected increases in securities prices. The Fund will not enter into futures contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into futures contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. A security futures contract is a legally binding agreement between two parties to purchase or sell in the future a specific quantity of shares of a security or of the component securities of a narrow-based security index, at a certain price. A person who buys a security futures contract enters into a contract to purchase an underlying security and is said to be "long" the contract. A person who sells a security futures contact enters into a contract to sell the underlying security and is said to be "short" the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange.

         Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. In order to enter into a security futures contract, the Fund must deposit funds with its custodian in the name of the futures commodities merchant equal to a specified percentage of the current market value of the contract as a performance bond. Moreover, all security futures contracts are marked-to-market at least daily, usually after the close of trading. At that time, the account of each buyer and seller reflects the amount of any gain or loss on the security futures contract based on the contract price established at the end of the day for settlement purposes.

         An open position, either a long or short position, is closed or liquidated by entering into an offsetting transaction (i.e., an equal and opposite transaction to the one that opened the position) prior to the contract expiration. Traditionally, most futures contracts are liquidated prior to expiration through an offsetting transaction and, thus, holders do not incur a settlement obligation. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract and the Fund may not be able to realize a gain in the value of its future position or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or, if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

         Under certain market conditions, it may also be difficult or impossible to manage the risk from open security futures positions by entering into an equivalent but opposite position in another contract month, in another market, or in the underlying security. This inability to take positions to limit the risk could occur, for example, if trading is halted across markets due to unusual trading activity in the security futures contract or the underlying security or due to recent news events involving the issuer of the underlying security.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Security futures contracts that are not liquidated prior to expiration must be settled in accordance with the terms of the contract. Some security futures contracts are settled by physical delivery of the underlying security. At the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs.

         Other security futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract.

         As noted above, margin is the amount of funds that must be deposited by the Fund in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit is intended to ensure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily NAV, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, Futures contracts trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contracts were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         In addition to the foregoing, imperfect correlation between the futures contracts and the underlying securities may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

         In addition, the value of a position in security futures contracts could be affected if trading is halted in either the security futures contract or the underlying security. In certain circumstances, regulated exchanges are required by law to halt trading in security futures contracts. For example, trading on a particular security futures contract must be halted if trading is halted on the listed market for the underlying security as a result of pending news, regulatory concerns, or market volatility. Similarly, trading of a security futures contract on a narrow-based security index must be halted under circumstances such as where trading is halted on securities accounting for at least 50% of the market capitalization of the index. In addition, regulated exchanges are required to halt trading in all security futures contracts for a specified period of time when the Dow Jones Industrial Average experiences one-day declines of 10%, 20% and 30%. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances - such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market.

         A trading halt, either by a regulated exchange that trades security futures or an exchange trading the underlying security or instrument, could prevent the Fund from liquidating a position in security futures contracts in a timely manner, which could expose the Fund to a loss.

         Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

         Swap Agreements. For hedging purposes, the Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

         Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

         Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

         A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the Securities and Exchange Commission. If the Fund enters into a swap agreement on a net basis, it will be required to segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will be required to segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

         Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a security, security index or basket of securities in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to securities making up the index of securities without actually purchasing those securities. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the interest that the Fund will be committed to pay under the swap.

LENDING OF PORTFOLIO SECURITIES

          Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities in any amount to brokers, dealers and financial institutions, provided that loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on the securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. The advantage of the loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

         A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

         Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of its rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

PORTFOLIO TURNOVER

          The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "Federal Income Tax Matters."

BORROWINGS AND PREFERRED SHARES

         The Fund anticipates that under current market conditions it will issue Leverage Instruments representing no more than 33 1/3% of its Managed Assets approximately three months after the completion of this offering. If as a result of market conditions, or any other reason, the Fund does not issue Preferred Shares, the Fund will limit its borrowing to 33 1/3% (or such other percentage permitted by law) of its Managed Assets. The Leverage Instruments would have complete priority upon distribution of assets over Common Shares. The issuance of Leverage Instruments would leverage the Common Shares. Although the timing and other terms of the offering of Leverage Instruments and the terms of the Leverage Instruments would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any Leverage Instrument offering in securities consistent with the Fund's investment objective and policies. If Preferred Shares are issued they would pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage Instruments, after taking expenses into consideration, the leverage will cause Common Shareholders to receive a higher rate of income than if the Fund were not leveraged.

         Leverage creates risk for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the holders of the Common Shares or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Sub-Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate than the costs of leverage, which would enhance returns to Common Shareholders. The fees paid to the Adviser and Sub-Adviser will be calculated on the basis of the Managed Assets including proceeds from borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing financial leverage, the investment advisory fee payable to the Adviser and Sub-Adviser will be higher than if the Fund did not utilize a leveraged capital structure. The use of leverage creates risks and involves special considerations.

         The Fund's Declaration authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33 1/3% of Managed Assets after borrowings). With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940
Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

         The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the Common Shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the borrowings. Any borrowing will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

         Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund.

         The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

         The management of the Fund, including general supervision of the duties performed for the Fund under an investment management agreement between the

Adviser and the Fund (the "Investment Management Agreement"), is the responsibility of the Board of Trustees. The trustees set broad policies for the Fund and choose the Fund's officers. The following is a list of the trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, with the trustee who is an "interested person" (as such term is defined in the 1940 Act) of the Fund indicated by an asterisk.

                                                 TERM OF                                  NUMBER OF
                                                 OFFICE(2)        PRINCIPAL               PORTFOLIOS IN    OTHER
                              POSITION AND       AND YEAR FIRST   OCCUPATIONS             FUND COMPLEX     TRUSTEESHIPS
NAME, ADDRESS AND             OFFICES WITH       ELECTED OR       DURING PAST             OVERSEEN BY      HELD BY
DATE OF BIRTH                 FUND               APPOINTED        5 YEARS                 TRUSTEE          TRUSTEE

Trustee who is an
Interested Person of the
Fund
------------------------
James A. Bowen(1)*            President,         o One Year       President, First        33 Portfolios    None
1001 Warrenville Road,        Chairman of the                     Trust Portfolios L.P.
  Suite 300                   Board, Chief       o 2006           and First Trust
Lisle, IL 60532               Executive                           Advisors; Chairman of
D.O.B.: 09/55                 Officer and                         the Board of
                              Trustee                             Directors, Bond Wave
                                                                  LLC and Stonebridge
                                                                  Advisors LLC

Trustees who are not
Interested Persons of the
Fund
-------------------------
Richard E. Erickson           Trustee            o One Year       Physician; President,   33 Portfolios    None
c/o First Trust Advisors L.P.                                     Wheaton Orthopedics;
1001 Warrenville Road,                           o 2006           Co-owner and
  Suite 300                                                       Co-Director, Sports
Lisle, IL 60532                                                   Med Center for
D.O.B.: 04/51                                                     Fitness; Limited
                                                                  Partner, Gundersen
                                                                  Real Estate
                                                                  Partnership

Robert F. Keith               Trustee            o One Year       President, Hibs         21 Portfolios    None
c/o First Trust Advisors L.P.                                     Enterprises Financial
1001 Warrenville Road,                           o 2006           and Management
  Suite 300                                                       Consulting (2003 to
Lisle, IL 60532                                                   Present); President,
D.O.B.: 11/56                                                     Aramark Service Master
                                                                  Management (2001 to
                                                                  2003); President and
                                                                  Chief Operating
                                                                  Officer, Service
                                                                  Master Management
                                                                  Services (1998 to
                                                                  2003)

Thomas R. Kadlec              Trustee            o One Year       President, ADM          33 Portfolios    None
c/o First Trust Advisors L.P.                                     Derivatives, Inc.
1001 Warrenville Road,                           o 2006           (May 2005 to
  Suite 300                                                       Present); Vice
Lisle, IL 60532                                                   President, Chief
D.O.B.: 11/57                                                     Financial Officer
                                                                  (1990 to Present),
                                                                  ADM Investor
                                                                  Services, Inc.
                                                                  (Futures Commission
                                                                  Merchant); Registered
                                                                  Representative (2000
                                                                  to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., an NASD member
                                                                  (Broker-Dealer)

Niel B. Nielson               Trustee            o One Year       President (2002 to      33 Portfolios    Director of
c/o First Trust Advisors L.P.                                     Present), Covenant                       Good News
1001 Warrenville Road,                           o 2006           College; Associate                       Publishers -
  Suite 300                                                       Pastor (1997 to                          Crossway
Lisle, IL 60532                                                   2002), College Church                    Books;
D.O.B.: 03/54                                                     in Wheaton                               Covenant Transport Inc.


                                                                        -32-

                                                 TERM OF                                  NUMBER OF
                                                 OFFICE(2)        PRINCIPAL               PORTFOLIOS IN    OTHER
                              POSITION AND       AND YEAR FIRST   OCCUPATIONS             FUND COMPLEX     TRUSTEESHIPS
NAME, ADDRESS AND             OFFICES WITH       ELECTED OR       DURING PAST             OVERSEEN BY      HELD BY
DATE OF BIRTH                 FUND               APPOINTED        5 YEARS                 TRUSTEE          TRUSTEE

Officers of the Fund
--------------------
Mark R. Bradley               Treasurer,         o Indefinite     Chief Financial         N/A              N/A
1001 Warrenville Road,        Controller,          term           Officer, Managing
  Suite 300                   Chief Financial                     Director, First Trust
Lisle, IL 60532               Officer and        o 2006           Portfolios L.P. and
D.O.B.: 11/57                 Chief Accounting                    First Trust Advisors;
                              Officer                             Chief Financial
                                                                  Officer, BondWave LLC
                                                                  and Stonebridge
                                                                  Advisors LLC

Susan M. Brix                 Assistant Vice     o Indefinite     Representative, First   N/A              N/A
1001 Warrenville Road,        President            term           Trust Portfolios
  Suite 300                                                       L.P.; Assistant
Lisle, IL 60532                                  o 2006           Portfolio Manager,
D.O.B.: 01/60                                                     First Trust Advisors

Robert F. Carey               Vice President     o Indefinite     Senior Vice             N/A              N/A
1001 Warrenville Road,                             term           President, First
  Suite 300                                                       Trust Portfolios L.P.
Lisle, IL 60532                                  o 2006           and First Trust
D.O.B.: 07/63                                                     Advisors

James M. Dykas                Assistant          o Indefinite     Vice President, First   N/A              N/A
1001 Warrenville Road,        Treasurer            term           Trust Portfolios L.P.
  Suite 300                                                       (January 2005 to
Lisle, IL 60532                                  o 2006           Present); Executive
D.O.B.: 01/66                                                     Director of Van
                                                                  Kampen Asset
                                                                  Management and Morgan
                                                                  Stanley Investment
                                                                  Management (December
                                                                  2002 to January
                                                                  2005); Vice
                                                                  President, Van Kampen
                                                                  Asset Management and
                                                                  Morgan Stanley
                                                                  Investment Management
                                                                  (December 2000 to
                                                                  December 2002)

W. Scott Jardine              Secretary and      o Indefinite     General Counsel,        N/A              N/A
1001 Warrenville Road,        Chief Compliance     term           First Trust
  Suite 300                   Officer                             Portfolios L.P. and
Lisle, IL 60532                                  o 2006           First Trust Advisors;
D.O.B.: 05/60                                                     Secretary, BondWave
                                                                  LLC and Stonebridge
                                                                  Advisors LLC

Daniel J. Lindquist           Vice President     o Indefinite     Senior Vice             N/A            N/A
1001 Warrenville Road                              term           President, First
  Suite 300                                                       Trust Advisors; Vice
Lisle, IL 60532                                  o 2006           President, First
D.O.B: 02/70                                                      Trust Portfolios L.P.
                                                                  (since April 2004);
                                                                  Chief Operating
                                                                  Officer, Mina Capital
                                                                  Management, LLC
                                                                  (January 2004 to
                                                                  April 2004); Chief
                                                                  Operating Officer,
                                                                  Samaritan Asset
                                                                  Management Services,
                                                                  Inc. (April 2000 to
                                                                  January 2004)


                                                                    -33-

                                                 TERM OF                                  NUMBER OF
                                                 OFFICE(2)        PRINCIPAL               PORTFOLIOS IN    OTHER
                              POSITION AND       AND YEAR FIRST   OCCUPATIONS             FUND COMPLEX     TRUSTEESHIPS
NAME, ADDRESS AND             OFFICES WITH       ELECTED OR       DURING PAST             OVERSEEN BY      HELD BY
DATE OF BIRTH                 FUND               APPOINTED        5 YEARS                 TRUSTEE          TRUSTEE

Kristi A. Maher               Assistant          o Indefinite     Assistant General       N/A              N/A
1001 Warrenville Road,        Secretary            term           Counsel (March 2004
  Suite 300                                                       to Present), First
Lisle, IL 60532                                  o 2006           Trust Portfolios L.P.
D.O.B.: 12/66                                                     and First Trust
                                                                  Advisors; Associate
                                                                  (1995 to March 2004),
                                                                  Chapman and Cutler LLP

Roger F. Testin               Vice President     o Indefinite     Senior Vice President   N/A              N/A
1001 Warrenville Road,                             term           (November 2003 to
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                  o 2006           President (August
D.O.B.: 06/66                                                     2001 to November
                                                                  2003), First Trust
                                                                  Advisors; Analyst
                                                                  (1998 to 2001), Dolan
                                                                  Capital Management)

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position as President of First Trust Advisors, investment adviser of the Fund.

(2) Trustees are elected each year by shareholders and serve a one year term until their successors are elected. Officer positions with the Fund have an indefinite term.

         The Board of Trustees of the Fund has four standing committees, the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such shares are to be sold and approval of the final terms of the underwriting agreement, including approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. Messrs. Erickson, Nielson, Kadlec and Keith are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate;
(d) information as to whether the candidate is an "interested person" in relation to such Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Nielson and Keith are members of the Valuation Committee.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Keith serve on the Audit Committee.

         Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund with 12 portfolios advised by First Trust Advisors. In addition, Messrs. Erickson, Nielson, Keith, Kadlec and Bowen are also trustees of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II and First Trust Tax-Advantaged Preferred Income Fund, closed-end funds advised by First Trust Advisors. None of the trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios L.P. or their affiliates. In addition, Mr. Bowen and the other officers of the Fund hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/ Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II and First Trust Tax-Advantaged Preferred Income Fund (collectively, the "First Trust Fund Complex") as they hold with the Fund.

         Each investment company in the First Trust Fund Complex pays each trustee who is not an officer or employee of First Trust Advisors, any sub-adviser or any of their affiliates ("Independent Trustees") an annual retainer of $10,000 which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. In addition, Thomas R. Kadlec is paid an additional $10,000 fee by the First Trust Fund Complex to serve as the Lead Trustee.

         The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the trustees and estimated total compensation to be paid to each of the trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans. The officers and Trustees who are "interested persons" as designated above serve without any compensation from the Fund.



                                                  ESTIMATED TOTAL COMPENSATION
                          ESTIMATED AGGREGATE           FROM FUND AND
 NAME OF TRUSTEE       COMPENSATION FROM FUND (1)      FUND COMPLEX(2)
 James A. Bowen                    $0                         $0
 Richard E. Erickson            $10,000                    $150,000
 Thomas R. Kadlec               $10,770                    $160,000
 Robert F. Keith                $10,000                    $140,000
 Niel B. Nielson                $10,000                    $150,000
--------------------
(1) The compensation estimated to be paid by the Fund to the trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, independent trustees, from the Fund and the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to these trustees for a full calendar year for services as trustees to the Fund and the First Defined Portfolio Fund, LLC, an open-end fund (with (12) portfolios) advised by First Trust Advisors, plus estimated compensation to be paid to these trustees by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, and the First Trust Tax-Advantaged Preferred Income Fund. The total estimated compensation to be paid to Mr. Keith, an Independent Trustee, from the Fund and the other funds in the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to this trustee for a full calendar year for services as trustee to the Fund, and estimated compensation to be paid to this trustee by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, and the First Trust Tax-Advantaged Preferred Income Fund.

         The Fund has no employees. Its officers are compensated by First Trust Advisors. The Shareholders of the Fund will elect trustees at the next annual meeting of shareholders.

         The following table sets forth the dollar range of equity securities beneficially owned by the trustees in the Fund and in other funds overseen by the trustees in the First Trust Fund Complex as of December 31, 2005:

                                                 AGGREGATE DOLLAR RANGE OF
                                                   EQUITY SECURITIES IN
                     DOLLAR RANGE OF        ALL REGISTERED INVESTMENT COMPANIES
                    EQUITY SECURITIES              OVERSEEN BY TRUSTEE IN
TRUSTEE                IN THE FUND                FIRST TRUST FUND COMPLEX
Mr. Bowen                 None                    Over $100,000
Mr. Erickson              None                    $ 50,001-$100,000
Mr. Kadlec                None                    $ 50,001-$100,000
Mr. Keith                 None                    $ 0-$10,000
Mr. Nielson               None                    $10,001-$50,000

         As of August 28, 2006, the trustees of the Fund who are not "interested persons" of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of July 20, 2006, First Trust Portfolios L.P. owned both beneficially and of record all of the Common Shares of the Fund. First Trust Portfolios L.P. is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


                               INVESTMENT ADVISER

         First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and selects the Fund's Sub-Adviser (with the approval of the Board of Trustees) and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. First Trust Advisors supervises the activities of the Fund's Sub-Adviser and provides the Fund with certain other services necessary with the management of the portfolio.

         First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First

Trust Advisors is controlled by Grace Partners and The Charger Corporation.

         First Trust Advisors is also adviser or sub-adviser to twenty-nine mutual funds and 12 closed-end funds (including the Fund) and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust Portfolios introduced the first insured unit investment trust in 1974 and to date, more than $70 billion in gross assets have been deposited in First Trust Portfolios unit investment trusts.

         First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the trustees including a majority of the Independent Trustees, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by a majority vote of the outstanding voting securities of the Fund (accompanied by appropriate notice), and will terminate automatically upon assignment. The Investment Management Agreement also may be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Adviser, or any officer or director of the Adviser, has taken any action which results in a breach of the covenants of the Adviser set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not the purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if the recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. See "Management of the Fund--Investment Management Agreement" in the Fund's Prospectus.

         In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including: compensation of its trustees (other than those affiliated with First Trust Advisors); custodian, transfer agency, administrative, accounting and dividend disbursing expenses; legal fees; sub-licensing fee; expenses of independent auditors; expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies; and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

         The trustees unanimously approved the Investment Management Agreement between First Trust Advisors and the Fund at a meeting held on June 12, 2006. The Board of Trustees determined that the Investment Management Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Investment Management Agreement is fair and reasonable in light of the nature, extent and quality of the services to be provided by First Trust Advisors and such other matters as the trustees considered to be relevant in the exercise of their reasonable business judgment.

         To reach this determination, the trustees considered their duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the trustees in voting on such agreements. The independent trustees received advice from independent legal counsel. The trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust Advisors was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services to be provided by First Trust Advisors under the Agreement and the fairness of the fee to be charged, whether the fee level reflects any economies of scale, and the profitability expected to be realized by First Trust Advisors under the Agreement.

         The trustees considered the nature, quality and extent of services to be provided by First Trust Advisors, including the overall administration of the Fund and First Trust Advisors' ability to oversee Aberdeen, the Fund's proposed sub-adviser. The Board noted that First Trust Advisors serves as investment manager and Aberdeen serves as sub-adviser to the First Trust/Aberdeen Global Opportunity Income Fund, and that the services provided by First Trust Advisors to that fund were satisfactory. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program that had been developed by First Trust Advisors. In light of these considerations and their overall familiarity with First Trust Advisors, the trustees concluded that the nature, quality and extent of services to be provided by First Trust Advisors to the Fund are expected to be satisfactory.

         The trustees reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the proposed management fee and estimated expense ratio of the Fund compared to those of a peer group of thirteen closed-end emerging market debt funds, including eleven funds using some form of leverage. The trustees also considered the Fund's proposed management fee and estimated expense ratio as compared to a second peer group of seven closed-end funds, including three funds currently using or intending to use leverage, as selected by First Trust Advisors using data compiled by Lipper. The trustees noted that the Fund's management fee was slightly higher than the median of the Lipper group and also was above the median of the First Trust Advisors-selected peer group, and that the anticipated expense ratio was the highest in the Lipper peer group and above the median in the First Trust Advisors-selected peer group. The trustees noted that in light of the small number of funds in each peer group and the differences between the Fund and the other funds in each peer group, including the Fund's significant investment in equity securities, the Fund's management fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of services to be provided by First Trust Advisors. The trustees noted that First Trust Advisors does not provide services to any institutional clients that have similar investment objectives and policies to the Fund, but does serve as investment adviser to the First Trust/Aberdeen Global Opportunity Income Fund. The trustees noted that the proposed management fee for the Fund was 10 basis points higher than the management fee for First Trust/Aberdeen Global Opportunity Income Fund, and they considered the additional compliance responsibilities that would be presented by the Fund's investment strategies, including the level dividend distribution policy. On the basis of the information provided, the trustees concluded that the Fund's management fee was reasonable and appropriate in light of the nature, quality and extent of services to be provided by First Trust Advisors.

         The trustees noted that First Trust Advisors has continued to invest in personnel and infrastructure but had not identified any economies of scale that may be realized by the Fund and indicated that, because the Fund is a closed-end fund and is not expected to issue additional shares other than pursuant to its dividend reinvestment plan, First Trust Advisors believed that any discussion of economies of scale was not meaningful. The trustees concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The trustees took the costs to be borne by First Trust Advisors in connection with its services to be performed under the Investment Management Agreement into consideration and noted that First Trust Advisors was unable to estimate the profitability of the Investment Management Agreement to First Trust Advisors. The trustees considered that First Trust Advisors had identified as a fall-out benefit to First Trust Advisors and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust Advisors. Based on all of the factors considered, the trustees concluded that it was in the best interests of the Fund to approve the Investment Management Agreement, including the fee to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

         At the June 12, 2006 meeting, the trustees also approved the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Fund, First Trust Advisors and Aberdeen, after considering the factors discussed above, as well as the following information. The trustees considered the nature, quality and extent of services to be provided by Aberdeen under the Sub-Advisory Agreement. They received a presentation from representatives of Aberdeen on the services Aberdeen would provide to the Fund. Since the Fund is newly organized, the Board did not consider investment performance of the Fund; however, the trustees did consider the performance of the Aberdeen Emerging Markets Equity Composite and the Aberdeen Emerging Markets Debt Composite over various periods and compared to relevant benchmarks. The trustees noted Aberdeen's representation that the Fund would be managed similarly to the Composites. The trustees also considered the quality of services provided by Aberdeen to the First Trust/Aberdeen Global Opportunity Income Fund, and noted that it was satisfactory. The trustees concluded that the nature, quality and extent of services to be provided by Aberdeen to the Fund are expected to be satisfactory. The trustees considered the proposed sub-advisory fee rate and how it related to the overall management fee structure of the Fund. The trustees considered that the sub-advisory fee rate was negotiated at arm's length between First Trust Advisors and Aberdeen, an unaffiliated third party, that the sub-advisory fee rate was the same as that paid by First Trust Advisors to Aberdeen for serving as sub-adviser to the First Trust/Aberdeen Global Opportunity Income Fund, and that First Trust Advisors compensates Aberdeen from its investment advisory fee. The trustees also considered information provided by Aberdeen as to the fees it charges to other clients, including four other funds managed by it. The trustees noted that the fees for these funds were lower than the proposed sub-advisory fee for the Fund, but considered Aberdeen's representation that because of differences in investment strategy, these funds are not directly comparable to the Fund. Based on the information provided, the trustees concluded that the sub-advisory fee was reasonable. In considering the overall fee structure for the Fund, the trustees considered Aberdeen's representation that because it will manage the Fund in a similar fashion to other accounts it will be able to achieve economies of scale through relationships with brokers, administrative systems and other efficiencies and that while it expects internal costs to rise, it continues to expect to experience the benefits of economies of scale. The trustees also considered data provided by Aberdeen as to the expected profitability of the Sub-Advisory Agreement to Aberdeen. The trustees noted the inherent limitations in this profitability analysis, but noted that the profitability of the Sub-Advisory Agreement to Aberdeen appeared to be not unreasonable in light of the services to be provided to the Fund. The trustees noted that Aberdeen does not maintain any soft-dollar arrangements and that Aberdeen indicated that it expects to benefit from having its name associated with the management of the Fund and the greater prominence this generates for Aberdeen. Based on all of the factors considered, the trustees concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement, including the fee to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

CODE OF ETHICS

         The Fund, Adviser and Sub-Adviser have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 551-8090. The codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission's website (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission, Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.


                             PROXY VOTING PROCEDURES

         The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

         The Board of Trustees is responsible for oversight of the Fund's proxy voting process. The Board has delegated day-to-day proxy voting responsibility to Aberdeen. Aberdeen's Proxy Voting Policy is set forth in Appendix B to this Statement of Additional Information.

         When required by applicable regulations, information regarding how the Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 988-5891 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                   SUB-ADVISER


         Aberdeen will serve as the Fund's sub-adviser with responsibility for the overall management of the portfolio of the Fund. Its address is 1735 Market Street, Philadelphia, PA 19103. Aberdeen Asset Management Inc. was incorporated in 1993 and has been registered as an investment adviser under the Advisers Act since August 1995. Aberdeen's principal business focus is to provide investment management services with regard to investment in global securities. Aberdeen managed approximately $26.5 billion of assets as of June 30, 2006.

         Aberdeen is a subsidiary of Aberdeen Asset Management PLC which is the parent company of an asset management group ("Aberdeen Group") managing $130 billion of assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of June 30, 2006. Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. At April 30, 2006, the firm was 7.6% owned by management and staff.


         Aberdeen currently acts as investment sub-adviser to the First Trust/Aberdeen Global Opportunity Income Fund (NYSE: "FAM"), a registered closed-end investment company with net assets of approximately $314.9 million as of June 30 2006. Affiliates of Aberdeen manage three closed-end funds in the United States. The three U.S. funds, Aberdeen Asia-Pacific Income Fund, Inc. (AMEX: "FAX"), Aberdeen Australia Equity Fund, Inc. (AMEX: "IAF") and Aberdeen Global Income Fund, Inc. (AMEX: "FCO"), have net assets of approximately $2.62 billion as of June 30, 2006.

         In rendering investment advisory services, the Sub-Adviser may use the resources of investment adviser subsidiaries of Aberdeen Asset Management PLC. In particular, the subsidiaries which may provide resources are Aberdeen Asset Management Asia Limited ("Aberdeen Singapore"), a Singapore corporation, which is a U.S. registered investment adviser, and Aberdeen Asset Managers Limited ("Aberdeen UK"), which is not a U.S. registered adviser. Aberdeen UK and Aberdeen Singapore have entered into a memorandum of understanding ("MOU") with the Sub-Adviser pursuant to which investment professionals from each affiliate may render portfolio management, research or trading services to clients of the Sub-Adviser, including the Fund, as associated persons of the Sub-Adviser under the MOU, subject to supervision by the Sub-Adviser.

         On June 28, 2005 proceedings were issued against Aberdeen UK London and another Aberdeen UK affiliate, Aberdeen Asset Managers Jersey Limited (the "Aberdeen Parties") as well as a non-Aberdeen party, in the High Court in London by one of the Jersey, Channel Island registered funds, namely Real Estate Opportunities Limited ("REO"). In 2003, the Board of REO announced, with respect to the Aberdeen Parties, that REO had terminated its management contract with immediate effect, and indicated that it held the Aberdeen Parties liable for damages in respect of losses incurred on REO's income portfolio. The Aberdeen Parties do not accept the validity of REO's termination without notice, and believe that the plaintiffs' claim is without merit. The Aberdeen Parties will vigorously defend the proceedings and have counterclaimed for their accrued fees and the fees relating to the 12 months' notice period provided for in the management contract. Any exposure to damages will be a matter of dispute to be determined at the court hearing.


         The following persons have primary responsibility for the day-to-day management of the Fund's portfolio. Each of the portfolio managers listed below is employed by Aberdeen UK and is an associated person of Aberdeen under the MOU. It is in this capacity that each is deemed to be a member of either Aberdeen's Global Emerging Market Equity Team or Global Emerging Market Debt Team. The portfolio managers rely on research regarding Asia provided by Aberdeen Singapore.

         Devan Kaloo, Head of Emerging Markets Equity for the Aberdeen Group. Mr. Kaloo is responsible for the London based Global Energy Market ("GEM") Equity Team, which manages Latin America and Europe, Middle East and Africa equities, and also has oversight of global emerging market input from the Asia research team based in Singapore, with whom he works closely. Mr. Kaloo began his career at Martin Currie in Edinburgh shortly after graduation, working initially on the North American desk before transferring to the global asset allocation team. Mr. Kaloo moved off the global asset allocation team in 1997 and for the next three years, he worked on Asian portfolios before joining Murray Johnstone in Singapore in July 2000. Following the latter's acquisition he transferred to the Aberdeen Group where he was responsible for the Asian ex Japan region as well as regional portfolios within emerging market mandates and technology stocks. Mr. Kaloo took his current position in July 2005. Mr. Kaloo graduated with an MA (Hons) in Management and International Relations from St. Andrews University and holds a post-graduate degree in Investment Analysis from Stirling University, also in Scotland.

         Joanne Irvine, Head of GEM Equity Team ex Asia. Ms. Irvine is on the GEM Equity Team, where she specializes in the emerging markets of Europe, Africa and the Middle East. After qualifying as a chartered accountant in 1992, she worked in corporate finance specializing in raising development capital finance for private businesses. In January 1996, Ms. Irvine joined the Aberdeen Group in a group development role. Since May 1997, Ms. Irvine has been part of Aberdeen's emerging markets fund management group in London.

         Mark Butler, Senior Investment Manager, GEM Equity Team. Mr. Butler is fund manager specializing in the emerging markets of Europe, Middle East and Africa. After graduating with a Bachelor of Accounting from the University of Natal in 1992, he joined the Johannesburg office of Deloitte and Touche in 1993 where he worked for the entrepreneurial and special services teams. He qualified as a chartered accountant (South Africa) in 1996 and re-located to London. Mr. Butler joined Baring Asset Management in 1997 where he was a member of the African and Middle East team. In February 2000, Mr. Butler joined the Aberdeen Group. Mr. Butler is a member of the UK Society of Investment Professionals.

         Mark Gordon-James, Investment Manager, GEM Equity Team. After graduating in Geography and Economics from the London School of Economics in 2000, Mr. Gordon-James worked with the emerging markets team of Merrill Lynch Investment Managers. Mr. Gordon-James joined the Aberdeen Group in April 2004.

         Brett Diment, Head of Emerging Market Debt for the Aberdeen Group. Mr. Diment is the head of emerging markets for the Fixed Income Team. Mr. Diment joined Aberdeen Group in 2005 as part of the Deutsche Bank fixed-income business acquisition. Mr. Diment started researching emerging debt markets in 1995 and became Head of the Deutsche Bank global emerging markets debt team in 1999. Mr. Diment graduated with a BSc in Economics from the London School of Economics.

         Edwin Gutierrez, Investment Manager, GEM Debt Team. Mr. Gutierrez joined the Aberdeen Group in 2005 as a portfolio manager following Aberdeen PLC's purchase of Deutsche Asset Management's London and Philadelphia fixed income businesses. Mr. Gutierrez was an emerging markets fixed-income portfolio manager at Deutsche since joining in 2000. Previously, Mr. Gutierrez worked as an emerging debt portfolio manager at Invesco Asset Management and as a Latin American economist at LGT Asset Management. Mr. Gutierrez graduated with an MSc from Georgetown University.

         Nima Tayebi, Investment Manager, GEM Debt Team. Mr. Tayebi joined the Aberdeen Group in 2005 as a portfolio manager for emerging markets debt and currency following Aberdeen PLC's purchase of Deutsche Asset Management's London and Philadelphia fixed income businesses. Mr. Tayebi held the same role at Deutsche Asset Management having joined that company in 2001. Previously, Mr. Tayebi worked as an executive director responsible for emerging markets trading at Millennium Global Investments, a vice president at Salomon Brothers and as head of fixed income research at Renaissance Capital.

         Max Wolman, Investment Manager, GEM Debt Team. Mr. Wolman joined the fixed-income group of the Aberdeen Group in January 2001 and is an assistant fund manager on the global emerging market debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis, however he is now responsible for wider emerging debt analysis including external and corporate issuers. Mr. Wolman is a member of the GEM Debt Team investment committee and is also responsible for the daily implementation of the investment process. Originally from South Africa, Mr. Wolman began his career at Liontrust Asset Management, and graduated from Leeds University with a BA (Hons) in Business Management.


         The portfolio managers also have responsibility for the day-to-day management and supervision of accounts other than the Fund, including separate accounts. The advisory fees received by Aberdeen in connection with the management of the Fund and other accounts are not based on the performance of the Fund or the other accounts. Information regarding those other accounts is set forth below.

                                        -44-

------------------------------- -------------------------------------------------------------------------------------
                 NUMBER OF OTHER ACCOUNTS MANAGED OR SUPERVISED AND ASSETS (IN MILLIONS) BY ACCOUNT
                                               TYPE AS OF MAY 31, 2006
-------------------------------- ----------------------------- -------------------------- ----------------------------
                                    REGISTERED INVESTMENT
                                          COMPANIES                  OTHER POOLED
       PORTFOLIO MANAGER            (OTHER THAN THE FUND)         INVESTMENT VEHICLES           OTHER ACCOUNTS
-------------------------------- ----------------------------- -------------------------- ----------------------------
Devan Kaloo, Head of Emerging          Number: 0                   Number: 7                  Number: 8
Markets                                Assets:  $0                 Assets:  $1,731.3          Assets:  $866.8
-------------------------------- ----------------------------- -------------------------- ----------------------------
Joanne Irvine, Head of GEM ex          Number: 0                   Number: 7                  Number: 8
Asia                                   Assets:  $0                 Assets:  $1,731.3          Assets:  $866.8
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mark Butler, Senior Investment         Number: 0                   Number: 7                  Number: 8
Manager                                Assets:  $0                 Assets:  $1,731.3          Assets:  $866.8
-------------------------------- ----------------------------- -------------------------- ----------------------------
Mark Gordon-James, Investment          Number: 0                   Number: 7                  Number: 8
Manager                                Assets:  $0                 Assets:  $1,731.3          Assets:  $866.8
-------------------------------- ----------------------------- -------------------------- ----------------------------
Brett Diment, Head of Emerging         Number: 4                   Number: 4                  Number: 2
Market Debt                            Assets:  $956.2             Assets:  $925.3            Assets:  $236.3
-------------------------------- ----------------------------- -------------------------- ----------------------------
Edwin Gutierrez, Investment            Number: 4                   Number: 4                  Number: 2
Manager                                Assets:  $956.2             Assets:  $925.3            Assets:  $236.3
-------------------------------- ----------------------------- -------------------------- ----------------------------
Nima Tayebi, Investment Manager        Number: 4                   Number: 4                  Number: 2
                                       Assets:  $956.2             Assets:  $925.3            Assets:  $236.3
-------------------------------- ----------------------------- -------------------------- ----------------------------
Max Wolman, Investment Manager         Number:  4                  Number: 4                  Number: 2
                                       Assets:  $956.2             Assets:  $925.3            Assets:  $236.3
-------------------------------- ----------------------------- -------------------------- ----------------------------

         As shown in the table above, certain portfolio managers may manage other accounts. Fees earned by Aberdeen may vary among these accounts. These factors could create conflicts of interest if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for other accounts that may adversely impact the value of securities held by the Fund. However, Aberdeen believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

         Securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Sub-Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Sub-Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Sub-Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

         The portfolio managers are compensated with an industry competitive salary and a year-end discretionary bonus based on client service, asset growth and the performance of the Fund.

         At July 20, 2006, none of the portfolio managers beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act")) any shares of the Fund. After completion of the initial Fund offering, the portfolio managers may purchase Common Shares of the Fund for their personal accounts.

         The Sub-Adviser, subject to the Board of Trustees' and Adviser's supervision, provides the Fund with discretionary investment services. Specifically, the Sub-Adviser is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees. The Sub-Adviser further agrees to conform to all applicable laws and regulations of the Securities and Exchange Commission in all material respects and to conduct its activities under the Sub-Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund's investments, and will comply with the provisions of the Fund's Declaration and By-laws, as amended from time to time, and the stated investment objective, policies and restrictions of the Fund. The Sub-Adviser is responsible for effecting all security transactions for the Fund's assets. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any loss suffered by the Fund or the Adviser (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Adviser's duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in performance of its duties under such Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under such Sub-Advisory Agreement.

         Pursuant to the Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Fund, the Adviser has agreed to pay for the services and facilities provided by the Sub-Adviser through sub-advisory fees, as set forth in the Fund's Prospectus.

         The Sub-Advisory Agreement may be terminated without the payment of any penalty by the Adviser, First Trust Advisors, the Fund's Board of Trustees, or a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), upon 60 days' written notice to the Sub-Adviser.

         All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Sub-Advisory Agreement has been approved by a majority of the Independent Trustees of the Fund and the sole shareholder of the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Board of Trustees, the Sub-Adviser shall have authority and discretion to select brokers and dealers to execute transactions initiated by the Sub-Adviser and to select the market in which the transactions will be executed. In placing orders for the sale and purchase of securities for the Fund, the Sub-Adviser's primary responsibility shall be to seek the best execution of orders at the most favorable prices. However, this responsibility shall not obligate the Sub-Adviser to solicit competitive bids for each transaction or to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser reasonably believes that the broker or dealer selected by it can be expected to obtain a "best execution" market price on the particular transaction and determines in good faith that the commission cost is reasonable in relation to the value of the brokerage and research services (as defined in Section 28(e)(3) of the 1934 Act provided by such broker or dealer to the Sub-Adviser, viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

         Subject to compliance with the policies and procedures adopted by the Board of Trustees for the Fund and communicated to the Sub-Adviser and to the extent permitted by and in conformance with applicable law (including Rule 17e-1 of the 1940 Act), the Sub-Adviser may select brokers or dealers affiliated with the Sub-Adviser.

         The Sub-Adviser's objective in selecting brokers and dealers and in effecting portfolio transactions is to seek to obtain the best combination of price and execution with respect to its clients' portfolio transactions. Steps associated with seeking best execution are: (1) determine each client's trading requirements; (2) select appropriate trading methods, venues, and agents to execute the trades under the circumstances; (3) evaluate market liquidity of each security and take appropriate steps to avoid excessive market impact; (4) maintain client confidentiality and proprietary information inherent in the decision to trade; and (5) review the results on a periodic basis.

         In arranging for the purchase and sale of clients' portfolio securities, the Sub-Adviser takes numerous factors into consideration. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but a number of other judgmental factors are considered as they are deemed relevant. The factors include, but are not limited to: the execution capabilities required by the transactions; the ability and willingness of the broker or dealer to facilitate the accounts' portfolio transactions by participating therein for its own account; the importance to the account of speed, efficiency and confidentiality; the broker or dealer's apparent familiarity with sources from or to whom particular securities might be purchased or sold; the Sub-Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities as well as the reputation and perceived soundness of the broker-dealer selected and others which are considered; the Sub-Adviser's knowledge of actual or apparent operational problems of any broker-dealer; the broker-dealer's execution services rendered on a continuing basis and in other transactions; the reasonableness of spreads or commissions; as well as other matters relevant to the selection of a broker or dealer for portfolio transactions for any account. The Sub-Adviser does not adhere to any rigid formula in making the selection of the applicable broker or dealer for portfolio transactions, but weighs a combination of the preceding factors.

         When buying or selling securities in dealer markets, the Sub-Adviser generally prefers to deal directly with market makers in the securities. The Sub-Adviser will typically effect these trades on a "net" basis, and will not pay the market maker any commission, commission equivalent or markup/markdown other than the "spread." Usually, the market maker profits from the "spread," that is, the difference between the price paid (or received) by the Sub-Adviser and the price received (or paid) by the market maker in trades with other broker-dealers or other customers.

         The Sub-Adviser may use Electronic Communications Networks ("ECN") or Alternative Trading Systems ("ATS") to effect such OTC trades when, in the Sub-Adviser's judgment, the use of an ECN or ATS may result in equal or more favorable overall executions for the transactions.

         When appropriate under its discretionary authority and consistent with its duty to obtain best execution and its adopted policies and procedures, the Sub-Adviser may direct brokerage transactions for client accounts to broker-dealers who provide the Sub-Adviser with research and brokerage products and services. The brokerage commissions used to acquire research in these arrangements are known as "soft dollars." While the Sub-Adviser currently does not utilize soft dollars for its clients, including the Fund, and does not anticipate doing so, the policy of the Sub-Adviser and its affiliates which are U.S. registered investment advisers (the "Sub-Adviser's Affiliates") for such transactions is set forth below. To the extent that the Sub-Adviser and the Sub-Adviser's Affiliates do utilize soft dollars to acquire research, this research may be shared across all of such advisers and any of their respective clients whose accounts may benefit from such research.

         Consistent with obtaining best execution, brokerage commissions on accounts' portfolio transactions may be directed to broker-dealers in recognition of research services furnished by them, as well as for services rendered in the execution of orders by such broker-dealers. As a general matter, such research services are used to service all of the respective accounts of the Sub-Adviser and the Sub-Adviser's Affiliates. However, research obtained with soft dollars may not necessarily be utilized for the specific account that generated the soft dollars and every research service may not necessarily be used to service every account managed by the respective adviser. The Sub-Adviser and the Sub-Adviser's Affiliates do not usually attempt to allocate the relative costs or benefits of research among client accounts because they believe that, in the aggregate, the research received benefits clients and assists such advisers in fulfilling their overall duty to their respective clients. The Sub-Adviser will not enter into any agreement or understanding with any broker-dealer who would obligate it to direct a specific amount of brokerage transactions or commissions in return for research services.

         Portfolio transactions for each client account will generally be completed independently, except when the Sub-Adviser and the Sub-Adviser's Affiliates are in the position of buying or selling the same security for a number of clients at approximately the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to avoid having clients receive different prices for the same security on the same day, the Sub-Adviser endeavors, when possible, to use an "averaging" procedure.

         Under this procedure, purchases or sales of a particular security for clients' accounts will at times be combined or "batched" with purchases or sales for other advisory clients by the Sub-Adviser and the Sub-Adviser's Affiliates unless the client has expressly directed otherwise. Such batched trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution or reducing overall commission charges. In such cases, the price shown on confirmations of clients' purchases or sales will be the average execution price on all of the purchases and sales that are aggregated for this purpose.

         The Sub-Adviser may also consider the following when deciding on allocations: 1) cash flow changes (including available cash, redemptions, exchanges, capital additions and capital withdrawals) may provide a basis to deviate from a pre-established allocation as long as it does not result in an unfair advantage to specific accounts or types of accounts over time; 2) accounts with specialized investment objectives or restrictions emphasizing investment in a specific category of securities may be given priority over other accounts in allocating such securities; and 3) for bond trades, street convention and good delivery often dictate the minimum size and par amounts and may result in small deviations from pro rata distribution.


                              DESCRIPTION OF SHARES

COMMON SHARES

         The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest of such classes and of such designations and par value (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the trustees in their sole discretion, without shareholder vote. The Fund's Declaration initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of Preferred Shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the trustees in their sole discretion) or rights to cumulative voting in the election of trustees.

         The Funds Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol "FEO." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.


         Shares of closed-end investment companies may frequently trade at prices lower than NAV. NAV will be reduced immediately following the offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above NAV or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Fund's Prospectus.

PREFERRED SHARE AUTHORIZATION

         Under the terms of the Declaration, the Board of Trustees has the authority in its sole discretion, without shareholder vote, to authorize the issuance of Preferred Shares in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions as determined by the Board of Trustees.

BORROWINGS

         The Declaration authorizes the Fund, without prior approval of the shareholders of Common Shares, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such Borrowings, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations on Borrowings. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an asset coverage of at least 300%. With respect to any Borrowings, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more NRSROs which may issue ratings for commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

         Distribution Preference. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act grants (in certain circumstances) to the lenders to the Fund certain voting rights in the event the asset coverage falls below specified levels. In the event that the Fund elects to be treated as a regulated investment company under the Code and such provisions would impair the Fund's status as a regulated investment company, the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         The discussion above describes the Fund's Board of Trustees' present intention with respect to an offering of Borrowings. If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.


                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

         Under Massachusetts law, shareholders in certain circumstances, could be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

         The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Specifically, the Declaration requires the affirmative vote or consent by holders of at least two-thirds of the shares outstanding and entitled to vote, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (other than a merger, consolidation, reorganization or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of business of the Fund, sales of assets in connection with the termination of the Fund as provided in the Declaration, or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (4) in certain circumstances, a termination of the Fund, (5) removal of trustees by shareholders, or (6) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then Preferred Shares outstanding, with respect to (1) above, two-thirds of the Preferred Shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the Preferred Shares within the meaning of section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two-thirds of the Preferred Shares voting as a separate class, provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the trustees.

         Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the shares outstanding and entitled to vote.

         As noted above, pursuant to the Declaration, the affirmative approval of two-thirds of the shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a "Principal Shareholder" (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); and (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all shareholders of the Fund or class thereof unless the trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration, a "Principal Shareholder" shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding shares and shall include any affiliate or associate (as such terms are defined in the Declaration) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the shareholders otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

         The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of a Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

         Reference should be made to the Declaration on file with the Securities and Exchange Commission for the full text of these provisions.

         The Declaration provides that the obligations of the Fund are not binding upon the trustees of the Fund individually, but only upon the assets and property of the Fund, and that the trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act or omission of any other trustee. Nothing in the Declaration, however, protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.


             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the trustees, in consultation with the Fund's Adviser, Sub-Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce a market discount. After any consideration of potential actions to seek to reduce any significant market discount, the trustees may, subject to their fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. In addition, any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders. Before deciding whether to take any action if the Fund's Common Shares trade below NAV, the trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the trustees would have to comply with the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

         Although the decision to take action in response to a discount from NAV will be made by the trustees at the time they consider such issue, it is the trustees' present policy, which may be changed by the trustees, not to authorize repurchases of Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange, or (b) impair status as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The trustees may in the future modify these conditions in light of experience with respect to the Fund.

         Conversion to an open-end investment company would require the approval of the holders of at least two-thirds of the Fund's shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are Preferred Shares outstanding, the affirmative vote of two-thirds of the Preferred Shares voting as a separate class shall be required; provided, however, that such votes shall be by the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act, if the action in question was previously approved by the affirmative vote of two-thirds of the trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Structure of the Fund; Common Share Repurchases and Conversion to Open-End Fund" for a discussion of voting requirements applicable to conversion of the Fund to an open-end investment company. If the Fund converted to an open-end investment company, the Fund's Common Shares would no longer be listed on the New York Stock Exchange. Any Preferred Shares or other Borrowings would need to be redeemed or repaid upon conversion to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge or contingent deferred sales change, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end investment companies typically engage in a continuous offering of their shares. Open-end investment companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The trustees may at any time propose conversion of the Fund to an open-end investment company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing.

         The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below NAV will result in the Fund's shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and NAV that might otherwise exist.

         In addition, a purchase by the Fund of its Common Shares will decrease the Fund's Managed Assets which would likely have the effect of increasing the Fund's expense ratio.


                           FEDERAL INCOME TAX MATTERS

         The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Fund.

GENERAL

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion also does not address the tax consequences to shareholders that are subject to special rules, including without limitation, banks or financial institutions, insurance companies, dealers in securities, non-U.S. shareholders, tax-exempt or tax-deferred plans, accounts or entities, shareholders that are subject to the alternative minimum tax or shareholders that holds their shares as or in a hedge against currency risk, constructive sale or a conversion transaction. Unless otherwise noted, this discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. In addition, this discussion does not address state, local or foreign tax consequences. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

         This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be held by the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         The Fund intends (i) to elect and (ii) to qualify annually as a regulated investment company under the Code and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its shareholders.

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. Further, if the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. These distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income generally are taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, if the Fund holds equity securities, certain ordinary income distributions that are designated by the Fund and received from the Fund may be taxed at lower tax rates. In particular, a portion of the ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided certain holding period requirements are satisfied and provided the dividends are attributable to "qualified dividends" received by the Fund itself (i.e., generally 15%, or 5% for taxpayers in the 10% and 15% tax brackets). Dividends received by the Fund from REITs and foreign corporations are qualified dividends eligible for this lower tax rate only in certain circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares.

         The Fund is likely to make distributions in some years in excess of its earnings and profits. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's tax basis in his or her shares. To the extent that the amount of any distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

DIVIDENDS RECEIVED DEDUCTION

         A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In this case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to the shares. The ability to deduct capital losses may be otherwise limited.

NATURE OF THE FUND'S INVESTMENTS

         Certain of the Fund's investment practices may be subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain into higher taxed short-term capital or ordinary income, (3) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions, will make the appropriate tax elections and take appropriate actions in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company (including disposing of certain investments to generate cash or borrowing cash to satisfy its distribution requirements).

INVESTMENT IN SECURITIES OF UNCERTAIN TAX CHARACTER

         The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

INVESTMENT IN NON-U.S. SECURITIES

         The Fund's investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Fund's yield on those securities would be decreased. If more than 50 percent of the value of the total assets of the Fund at the close of its taxable year consists of stock or securities of foreign corporations and certain other requirements are met, the Fund may elect to pass through to the Fund's shareholders the amount of foreign taxes paid by the Fund. In this case, dividends taxed to a shareholder will include the shareholder's share of the taxes the Fund paid to other countries. Shareholders may be able to deduct or receive a tax credit for their share of these taxes provided certain requirements are satisfied. In addition, if the Fund acquires an equity interest in "passive foreign investment companies," which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income , the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. An election may be available to ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of capital gains as ordinary income. The Fund intends to manage its holdings to limit the tax liability from these investments.

BACKUP WITHHOLDING

         There may be withholding of federal income tax required from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against or refunded from the shareholder's U.S. federal income tax liability.


                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

         The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper, Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (ii) the Standard & Poor's Index of 500 Stocks, the Dow Jones Industrial Average, Nasdaq Composite Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial and Lipper, that the Fund believes to be generally accurate.

         The Fund may, from time to time, show the standard deviation of either the Fund or the Fund's investment strategy and the standard deviation of the Fund's benchmark index. Standard deviation is a statistical measure of the historical volatility of a portfolio. Standard deviation is the measure of dispersion of historical returns around the mean rate of return.

         From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investments comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

         The Fund's "average annual total return" is computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

         Average Annual Total Return will be computed as follows:

                  ERV = P(1+T)/n/

          Where   P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                ERV = ending redeemable value of a hypothetical $1,000
                      payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

         The Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

         Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

         Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

                  ATV/D/ = P(1+T)/n/

           Where: P = a hypothetical initial investment of $1,000
                  T = average annual total return (after taxes on distributions) n = number of years
             ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

         Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

                  ATV/DR/ = P(1+T)/n/

          Where: P = a hypothetical initial investment of $1,000
                 T = average annual total return (after taxes on distributions and redemption)
                 n = number of years
           ATV/DR/ = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

         Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  Yield = 2 [( a-b/cd +1)/6/ - 1]

         Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per share on the last day of the period

         Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The Financial Statements of the Fund as of July 14, 2006, appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Deloitte & Touche LLP audits and reports on the Fund's annual financial statements, and performs other professional accounting, auditing and advisory services when engaged to do so by the Fund. The principal business address of Deloitte & Touche LLP is 111 South Wacker Drive, Chicago, Illinois 60606.


          ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT AND TRANSFER AGENT

         PFPC Trust Company, 800 Tinicum Blvd., 3rd Floor, Philadelphia, Pennsylvania 19153, serves as custodian for the Fund. As such, PFPC Trust Company has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. PFPC Inc., 4400 Computer Dr., Westboro, Massachusetts 01581, is the transfer, shareholder services and dividend paying agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts. PFPC Inc. also provides certain accounting and administrative services to the Fund pursuant to an administration and accounting services agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant certain Fund accounting information; and providing other continuous accounting and administrative services.


                             ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, including amendments thereto, relating to the Common Shares of the Fund offered hereby, has been filed by the Fund with the Securities and Exchange Commission. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the Common Shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement, each statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of First Trust/Aberdeen Emerging Opportunity Fund:

We have audited the accompanying statement of assets and liabilities of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund"), as of July 14, 2006. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of First Trust/Aberdeen Emerging Opportunity Fund as of July 14, 2006, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Chicago, Illinois
July 19, 2006

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 14, 2006

ASSETS:

Cash                                                             $100,008
Offering costs                                                   $300,000
                                                                ---------
                                                                ---------
                                                                 $400,008
                                                                ---------
                                                                ---------
LIABILITIES:

Offering costs payable                                           $300,000
                                                                ---------
                                                                ---------
Net Assets                                                       $100,008
                                                                ---------
                                                                ---------

NET ASSETS - Applicable to 5,236 shares                          $100,008
                                                                ---------
                                                                ---------

NET ASSET VALUE PER SHARE (Net assets
divided by 5,236 shares.)                                         $19.100
                                                                =========
                                                                =========

Maximum Offering Price Per Share (Net asset
value plus sales charge of 4.5% of offering price.)               $20.000
                                                                ---------

NOTES TO STATEMENT OF ASSETS AND LIABILITIES:

NOTE 1.  ORGANIZATION

         First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized on May 16, 2006 as a Massachusetts business trust pursuant to a Declaration of Trust governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund has had no operations through July 16, 2006 other than those relating to organizational matters and the sale and issuance of 5,236 common shares of beneficial interest to First Trust Portfolios L.P.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         First Trust Advisors L.P. (the "Adviser") has assumed organization costs estimated to be $300,000. The Adviser has also agreed to assume offering costs in excess of $.04 per share, if any. Offering costs will be charged to paid-in-capital in proportion to the number of shares sold during the offering period.

         The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amounts and disclosures in the statement of assets and liabilities. Actual results could differ from those estimates.

                                        -65-

         The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATED PARTIES

         On June 12, 2006, the Fund's Board of Trustees approved an Investment Management Agreement with the Adviser. The Fund has agreed to pay an annual management fee for the services and facilities provided by the Adviser, payable on a monthly basis, equal to the annual rate of 1.00% of the Fund's Managed Assets as defined in the prospectus.

         Aberdeen Asset Management Inc. (the "Sub-Adviser") will receive a portfolio management fee equal to 0.50% of the Fund's Managed Assets. The Sub-Adviser's fee is paid by the Adviser out of the Adviser's management fee.

                                        -66-




                                   APPENDIX A

                             RATINGS OF INVESTMENTS

         Standard & Poor's Corporation -- A brief description of the applicable Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("Standard & Poor's" or "S&P") rating symbols and their meanings (as published by S&P) follows:

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations:

        o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

        o        Nature of and provisions of the obligation; and

        o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA

         An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

         An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

         An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

         An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C

         Obligations rated `BB,' `B,' `CCC,' `CC,' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

         An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

         An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB,' but the obligor currently has the capacity to meet its

                                        A-2

financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

         An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

         An obligation rated `CC' is currently highly vulnerable to nonpayment.

C

         The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

         An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

         The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c

         The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p

         The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion

                                        A-3

of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

         Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

         The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

         Not rated.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

         Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA,' `AA,' `A,' `BBB,' commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

         Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                                        A-4

        - Chapter 1 Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

        - Chapter 2 Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

SP-1

         Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

         Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

         Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1

         A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

         A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                                        A-5

A-3

         A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

         A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

         A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

         A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. -- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

SHORT-TERM DEBT RATINGS

         There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

         This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

                                        A-6

MIG 2

         This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

         This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

         This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DEMAND OBLIGATION RATINGS

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1

         This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

         This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

         This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

                                        A-7

SG

         This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

COMMERCIAL PAPER

         Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

         Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

         Fitch Rating Services, Inc.-- A brief description of the applicable Fitch Rating Services, Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

                                        A-8

LONG-TERM CREDIT RATINGS

         International Long-Term Credit Ratings are more commonly referred to as simply "Long-Term Ratings." The following scale applies to foreign currency and local currency ratings.

         International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

AAA

         Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

         Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

         High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

         Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB

         Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                                        A-9

B

         Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D

         Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

SHORT-TERM CREDIT RATINGS

         International Short-Term Credit Ratings are more commonly referred to as simply "Short-Term Ratings." The following scale applies to foreign currency and local currency ratings.

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

                                        A-10

F1

         Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

         Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

         Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

         Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

         Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC,' or to Short-term ratings other than `F1'.

         `NR' indicates that Fitch does not rate the issuer or issue in question.

         `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if

                                        A-11

ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are `stable' could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                        A-12



                                   APPENDIX B

                        ABERDEEN U.S. REGISTERED ADVISERS
                      Proxy Voting Policies and Procedures

                             As of February 8, 2006

The following are proxy voting policies and procedures ("Policies and Procedures") adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act"), that are subsidiaries of Aberdeen Asset Management PLC ("AAM"); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, ("Aberdeen US"), Aberdeen Asset Management Asia Limited, a Singapore Corporation ("Aberdeen Singapore"), Aberdeen Asset Management Limited, an Australian Corporation ("Aberdeen AU"), and Aberdeen Asset Management Investment Services Limited ("AAMISL"), (collectively referred to herein as "Aberdeen Advisers" and each an "Aberdeen Adviser") (collectively with AAM, "Aberdeen"). These Policies and Procedures address proxy voting considerations under U.S. law and regulation and under Canadian securities laws. These Policies and Procedures do not address the laws or requirements of other jurisdictions.

Pursuant to a Memorandum of Understanding ("MOU"), Aberdeen Asset Managers Limited ("Aberdeen UK"), a non-US registered adviser, provides advisory resources to certain U.S. clients of Aberdeen Singapore and Aberdeen AU. In addition, Aberdeen UK provides advisory resources to certain U.S. clients of Aberdeen US pursuant to another MOU. Under these MOUs, the affiliates of the Aberdeen Advisers may provide various portfolio management resources, including substantive advice on voting proxies for certain equity securities. To the extent that Aberdeen UK provides advisory services to any clients of Aberdeen US or to U.S. clients of Aberdeen Singapore or Aberdeen AU, Aberdeen UK will be subject to the control and supervision of the registered adviser and will follow these Policies and Procedures as part of providing such advisory services. These Policies and Procedures are adopted to ensure compliance by the Aberdeen Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") ("Funds" and each a "Fund"), and other U.S. residents as well as non-U.S. registered funds or clients. Any Aberdeen Adviser located in the United States follows these Policies and Procedures for each of its respective clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies or to vote in accordance with the client's proxy voting policies and procedures. Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their respective Boards of Directors. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located. Aberdeen US, Aberdeen Singapore and Aberdeen AU will provide proxy voting services to Canadian investment funds in accordance with National Instrument 81-106 - Investment Fund Continuous Disclosure.

I. Definitions

A. "Best interest of clients". Clients' best economic interests over the long term that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

B. "Material conflict of interest". Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.


II. General Voting Policies

A. Client's Best Interest. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

B. Shareholder Activism. Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

C. Case-by-Case Basis. These Policies and Procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

D. Individualized. These Policies and Procedures are tailored to suit Aberdeen's advisory business and the types of securities portfolios Aberdeen Advisers manage. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen Advisers may vote the same securities differently depending upon clients' directions.

E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below, to resolve such conflict.

F. Limitations. The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

1. No Responsibility. Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote. Under such circumstances, the clients' custodians are instructed to mail proxy material directly to such clients.

2. Limited Value. Aberdeen Advisers may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

3. Unjustifiable Costs. Aberdeen may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

4. Securities Lending Arrangements. If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

5. Share Blocking. Certain jurisdictions may impose share blocking restrictions at various times which may prevent Aberdeen from exercising its voting authority.

6. Special Considerations. Aberdeen's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, Aberdeen may follow the client's direction or may request that the client vote the proxy directly.

G. Sources of Information. Aberdeen may conduct research internally and/or use the resources of an independent research consultant. Aberdeen may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

H. Subadvisers. To the extent that an Aberdeen Adviser may rely on subadvisers, whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser will delegate responsibility for voting proxies to the subadviser. However, such subadvisers will be required either to follow these Policies and Procedures or to demonstrate that their proxy voting policies and procedures are consistent with these Policies and Procedures or otherwise implemented in the best interests of Aberdeen clients.

I. Availability of Policies and Procedures. Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

J. Disclosure of Vote. As disclosed in Part II of each Aberdeen Adviser's Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser. Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III. Specific Voting Policies

A. General Philosophy.

o Support existing management on votes on the financial statements of a company and the election of the Board of Directors;

o Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

o Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

B. Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

C. Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management's track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

D. Contested Elections. Aberdeen Advisers vote on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. Aberdeen Advisers also consider the independence of board and key committee members and the corporate governance practices of the company.

E. Executive compensation proposals. Aberdeen Advisers consider such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F. Shareholder Proposals. Aberdeen Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company's corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV. Proxy Voting Procedures
This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

A. Obtain Proxy. Registered owners of record, e.g., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant Aberdeen Adviser's designated proxy administrator ("PA"). Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge. Each proxy received is matched to the securities to be voted.

B. Material Conflicts of Interest.

1. Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Portfolio managers and research analysts ("Analysts") and senior management of each Aberdeen Adviser have an affirmative duty to disclose to the relevant proxy committees any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote. Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

2. When a material conflict of interest between an Aberdeen Adviser's interests and its clients' interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) "echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients;
(4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

C. Analysts. The PA for each Aberdeen Adviser will ensure that each proxy statement is directed to the appropriate Analyst. If a third party recommendation service has been retained, the relevant PA will forward the proxy statement to the Analyst with the recommendation highlighted. The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA. The Analyst may consult with the PA as necessary. If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation.

If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

D. Vote. The following describes the breakdown of responsibilities between the designated PA and the Proxy Committee ("PC") of each Aberdeen Adviser in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

1.      Aberdeen US Clients

         The designated PA for Aberdeen US ("PA-US"), and the designated PA for Aberdeen UK ("PA-UK"), are responsible for ensuring that votes for Aberdeen US clients are cast and cast in accordance with these Policies and Procedures. The PA-US is primarily responsible for administering proxy votes for the funds which are sub-advised by Aberdeen US, the US closed-end Funds for which Aberdeen Singapore is the Manager, and the Canadian investment funds.

         Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst whether located in Aberdeen US, Aberdeen UK, Aberdeen AU or Aberdeen Singapore. Under Aberdeen-US's MOU with Aberdeen Singapore, the relevant Analyst for Far East equity securities will generally reside in Aberdeen Singapore.

         In the event that a material conflict of interest is identified by any Analyst, whether in Aberdeen US, Aberdeen UK, Aberdeen AU, Aberdeen Singapore, or AAMISL, decisions on how to vote will be referred to the Aberdeen US proxy committee ("PC-US/UK"). Under Aberdeen US's MOU with Aberdeen UK, the PC-US/UK is headquartered in Scotland, and includes the Chief Investment Officer or Deputy Chief Investment Officer, the head of the Socially Responsible Investing ("SRI") Team and a member of the Compliance team.,. The PC-US/UK meets as needed to consider material conflicts of interest or any other items raising unique issues. If the PC-US/UK determines that there is no material conflict of interest, the vote recommendation will be forwarded to the appropriate proxy administrator, either the PA-US or PA-UK. If a material conflict of interest is identified, the PC-US/UK will follow the conflict of interest procedures set forth in Section IV.B.2., above.

         Aberdeen US has engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically. The Phoenix Funds, sub-advised by Aberdeen US, require electronic voting through ProxyEdge. Custodians for certain other clients also provide the PA-US with access to ProxyEdge. . Pursuant to the MOU, Aberdeen UK votes proxies for certain U.S. clients of Aberdeen US. Aberdeen UK has engaged Institutional Shareholder Services ("ISS"), a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting. In the absence of any material conflict of interest, Aberdeen US may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in Section IV.C., above. For clients on the ISS system, votes are automatically entered in accordance with ISS recommendations unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, Aberdeen US will follow the procedures outlined in Section IV.B.2, above.

2.       Aberdeen Singapore Clients

              Aberdeen AU and Aberdeen Singapore are responsible for deciding how to vote for the US closed-end Funds and the Canadian investment funds and will instruct the PA-US Aberdeen US accordingly. The PA-US shall ensure that the votes are cast and cast in accordance with the relevant Proxy Voting Policy and Procedure of the relevant Fund. The PA-US uses ProxyEdge to electronically cast votes for the Funds and to maintain electronic records of the votes cast.

         Responsibility for considering the substantive issues relating to any Fund vote and for deciding how the shares will be voted resides with relevant equity and/or fixed income Analyst. The relevant analyst may be a member of the Fund portfolio management team in Aberdeen Singapore, Aberdeen AU, Aberdeen UK, or AAMISL In the event that a material conflict of interest is identified, decisions on how to vote will be referred to the proxy committee ("PC-Asia") located in Singapore and Australia, comprised of a representative from each of equity fund management, fixed income fund management and compliance teams respectively. The PC-Asia meets as needed to consider a material conflict of interest or any other items raising unique issues. If the PC-Asia determines there is no material conflict of interest, the vote recommendation will be forwarded to the PA-US to be cast. If a material conflict of interest is identified, the PC-Asia will follow the conflict of interest procedures set forth in Section IV.B.2., above, and in the Aberdeen Funds Proxy Voting Policy and Procedures.

E. Review. Each designated PA is responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V.       Documentation, Recordkeeping and Reporting Requirements

A.       Documentation. The Aberdeen PAs are responsible for:

1.       Implementing and updating these Policies and Procedures;
2.       Overseeing the proxy voting process;
3. Consulting with portfolio managers/analysts for the relevant portfolio security; and
4. Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

B.       Record Keeping.

1. Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted. As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account of Aberdeen US will be maintained by either ISS and Proxy Edge, depending on the client account. Similarly, electronic proxy statements and the record of each vote cast by each U.S. client account of Aberdeen Singapore will be maintained by Proxy Edge.

         A US Fund's proxy voting record must be filed with the SEC on Form N-PX. Form N-PX must be completed and signed in the manner required, containing a fund's proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004). If an Aberdeen Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly. Aberdeen US shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients' votes promptly upon request. Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser's written response to any (written or oral) client request for such records.

3. Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

C. Reporting. For US Funds, Aberdeen US, Aberdeen AU, Aberdeen Singapore, and AAMISL will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV. Upon receipt of a client's request for more information, Aberdeen US, Aberdeen AU, Aberdeen Singapore, and AAMISL will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client's stated requirements, how the client's proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures. Such periodic reports, other than those required for the US closed-end Funds, will not be made available to third parties absent the express written request of the client. However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy -voting records on such Client accounts to such other adviser.

         For Canadian investment funds, Aberdeen US, Aberdeen AU and Aberdeen Singapore will assist in preparing annual proxy voting records for the period ending June 30 of each year and will post an annual proxy voting record on each Canadian investment fund's website no later than August 31 of each year. Upon receipt of a client or securityholder's request, Aberdeen US, Aberdeen AU or Aberdeen Singapore will make available a copy of these Policies and Procedures and the Canadian investment fund's proxy voting record, without charge, to any client or securityholder upon a request made by the client or securityholder after August 31.

D. Review of Policies and Procedures. These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers. Any questions regarding the Policies and Procedures should be directed to the Compliance Department of the respective Aberdeen Adviser. Each Compliance Department maintains information regarding the PA and the PC for the respective Aberdeen Adviser.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-Effective Amendment to the Registration Statement.

2. Exhibits:

a.   Declaration of Trust dated May 16, 2006. Filed on May 26, 2006 as Exhibit
     a. to Registrant's Registration Statement on Form N-2 (File No. 333-134540) and incorporated herein by reference.

b. By-Laws of Fund. Filed on July 20, 2006, as Exhibit b. to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-134540).

c.   None.

d.   Form of Share Certificate.

e.   Terms and Conditions of the Dividend Reinvestment Plan.

f.   None.

g.1 Investment Management Agreement between Registrant and First Trust Advisors L.P.

g.2 Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Aberdeen Asset Management Inc.

h.1  Form of Purchase Agreement.

i.   None.

j.   Form of Custodian Services Agreement between Registrant and PFPC Trust
     Company.

k.1  Form of Transfer Agency Services Agreement between Registrant and PFPC Inc.

k.2  Form of Administration and Accounting Services Agreement.

l.1  Opinion and consent of Chapman and Cutler LLP.

l.2  Opinion and consent of Bingham McCutchen LLP.

m.   None.

n.   Consent of Independent Registered Public Accounting Firm.

o.   None.

p.   Subscription Agreement between Registrant and First Trust Advisors L.P.

q.   None.

r.1  Code of Ethics of Registrant.

r.2  Code of Ethics of First Trust Portfolios L.P.

r.3  Code of Ethics of First Trust Advisors L.P.

r.4  Code of Ethics of Aberdeen Asset Management Inc.

s. Powers of Attorney. Filed on July 20, 2006, as Exhibit s. to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-134540).

Item 25: Marketing Arrangements

     Reference is made to the Form of Purchase Agreement among the Registrant, First Trust Advisors L.P., Aberdeen Asset Management Inc. and the Underwriters for the Registrant's common shares of beneficial interest as filed herewith as exhibit h.1.

Item 26: Other Expenses of Issuance and Distribution

------------------------------------------------------------ --------------
Securities and Exchange Commission Fees                      $  16,585
------------------------------------------------------------ --------------
National Association of Securities Dealers, Inc. Fees        $  41,000
------------------------------------------------------------ --------------
Printing and Engraving Expenses                              $ 203,258
------------------------------------------------------------ --------------
Legal Fees                                                   $ 200,000
------------------------------------------------------------ --------------
Listing Fees                                                 $  20,000
------------------------------------------------------------ --------------
Accounting Expenses                                          $  10,500
------------------------------------------------------------ --------------
Blue Sky Filing Fees and Expenses                            $       0
------------------------------------------------------------ --------------
Miscellaneous Expenses                                       $  76,693
------------------------------------------------------------ --------------
Total                                                        $ 568,036
------------------------------------------------------------ --------------


Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At August 28, 2006

------------------------------------------ ---------------------------------
Title of Class                             Number of Record Holders

------------------------------------------ ---------------------------------
Common Shares, $0.01 par value             1
------------------------------------------ ---------------------------------

Item 29: Indemnification

Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or
         (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

Section 6 of the Purchase Agreement provides as follows:

SECTION 6.  Indemnification.

         (a) Indemnification of Underwriters. The Fund and the Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, as follows:

         o against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising out of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or any amendment thereto), including the Rule 430A Information or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading or arising out of any untrue statement or alleged untrue statement of a material fact included in any preliminary prospectus, the Rule 482 Statement, if any, or the Prospectus (or any amendment or supplement thereto), or the omission or alleged omission therefrom of a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading;

         o against any and all loss, liability, claim, damage and expense whatsoever, as incurred, to the extent of the aggregate amount paid in settlement of any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or of any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission; provided that (subject to Section 6(e) below) any such settlement is effected with the written consent of the Fund and each Adviser; and

         o against any and all expense whatsoever, as incurred (including the fees and disbursements of counsel chosen by Merrill Lynch), reasonably incurred in investigating, preparing or defending against any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission, to the extent that any such expense is not paid under (i) or (ii) above;

provided, however, that this indemnity agreement shall not apply to any loss, liability, claim, damage or expense to the extent arising out of any untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with written information furnished to the Fund or an Adviser by any Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto), including the Rule 430A Information or any preliminary prospectus or the Prospectus (or any amendment or supplement thereto); provided, further, that the indemnity agreement contained in this Section 6(a) shall not inure to the benefit of any Underwriter (or to the benefit of any person controlling such Underwriter) from whom the person asserting any such loss, liability, claim, damage and expense purchased the Securities which are the subject thereof if the Prospectus corrected any such alleged untrue statement or omission and if such Prospectus was delivered to such Underwriter in a timely manner and if such Underwriter failed to send or give a copy of the Prospectus to such person at or prior to the written confirmation of the sale of such Securities to such person.

     (b) Indemnification of the Fund, Advisers, Trustees, Directors and Officers. Each Underwriter severally agrees to indemnify and hold harmless the Fund and the Advisers, their respective trustees and directors, each of the Fund's officers who signed the Registration Statement, and each person, if any, who controls the Fund or an Adviser within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in subsection (a) of this Section, as incurred, but only with respect to untrue statements or omissions, or alleged untrue statements or omissions, made in the Registration Statement (or any amendment thereto), including the Rule 430A Information, or any preliminary prospectus or the Prospectus (or any amendment or supplement thereto) in reliance upon and in conformity with written information furnished to the Fund or the Advisers by such Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto) or such preliminary prospectus or the Prospectus (or any amendment or supplement thereto).

         (c) Indemnification for Marketing Materials. In addition to the foregoing indemnification, the Fund and the Advisers also, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in Section 6(a), as limited by the proviso set forth therein, with respect to any sales material.

         (d) Actions against Parties; Notification. Each indemnified party shall give notice as promptly as reasonably practicable to each indemnifying party of any action commenced against it in respect of which indemnity may be sought hereunder, but failure to so notify an indemnifying party shall not relieve such indemnifying party from any liability hereunder to the extent it is not materially prejudiced as a result thereof and in any event shall not relieve it from any liability which it may have otherwise than on account of this indemnity agreement. In the case of parties indemnified pursuant to Section 6(a) above, counsel to the indemnified parties shall be selected by Merrill Lynch, and, in the case of parties indemnified pursuant to Section 6(b) above, counsel to the indemnified parties shall be selected by the Fund or an Adviser, as applicable. In each case such counsel shall be reasonably satisfactory to the indemnified party, and the indemnifying party shall have the right to assume the defense of such action. An indemnified party may participate at its own expense in the defense of any such action; provided, however, that counsel to the indemnifying party shall not (except with the consent of the indemnified party) also be counsel to the indemnified party. In no event shall the indemnifying party be liable for fees and expenses of more than one counsel (in addition to any local counsel) separate from its own counsel for all indemnified parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances. No indemnifying party shall, without the prior written consent of the indemnified parties, settle or compromise or consent to the entry of any judgment with respect to any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever in respect of which indemnification or contribution could be sought under this
Section 6 or Section 7 hereof (whether or not the indemnified parties are actual or potential parties thereto), unless such settlement, compromise or consent (i) includes an unconditional release of each indemnified party from all liability arising out of such litigation, investigation, proceeding or claim and (ii) does not include a statement as to or an admission of fault, culpability or a failure to act by or on behalf of any indemnified party.

         (e) Settlement without Consent if Failure to Reimburse. If at any time an indemnified party shall have requested an indemnifying party to reimburse the indemnified party for reasonable fees and expenses of counsel, such indemnifying party agrees that it shall be liable for any settlement of the nature contemplated by Section 6(a)(ii) effected without its written consent if (i) such settlement is entered into more than 60 days after receipt by such indemnifying party of the aforesaid request, (ii) such indemnifying party shall have received notice of the terms of such settlement at least 30 days prior to such settlement being entered into and (iii) such indemnifying party shall not have reimbursed such indemnified party in accordance with such request prior to the date of such settlement.

Item 30: Business and Other Connections of Investment Advisers

a) First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the fund and the First Defined Portfolio Fund, LLC and also serves as adviser or sub-adviser to 24 mutual funds, eight exchange-traded funds and 13 other closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("First Trust Portfolios" or "FTP"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Information as to Other Business, Profession, Vocation or Employment During Past Two Years of the Officers and Directors of First Trust Advisors is as follows:

Name and Position with First Trust Advisors L.P.        Employment During Past Two Years

------------------------------------------------------- --------------------------------------------------------------
James A. Bowen, Managing Director/President             Managing Director/President, FTP; Chairman of the Board of
                                                        Directors, BondWave LLC and Stonebridge Advisors LLC
------------------------------------------------------- --------------------------------------------------------------
Ronald Dean McAlister, Managing Director                Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Mark R. Bradley, Chief Financial Officer and Managing   Chief Financial Officer and Managing Director, FTP; Chief
Director                                                Financial Officer, BondWave LLC and Stonebridge Advisors LLC
------------------------------------------------------- --------------------------------------------------------------
Robert W. Bredemeier, Managing Director                 Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Robert Franklin Carey, Chief Investment Officer and     Senior Vice President, FTP
Senior Vice President
------------------------------------------------------- --------------------------------------------------------------
William Scott Jardine, General Counsel                  General Counsel, FTP; Secretary of BondWave LLC and
                                                        Stonebridge Advisors LLC
------------------------------------------------------- --------------------------------------------------------------
Kristi A. Maher, Assistant General Counsel              Assistant General Counsel, FTP
------------------------------------------------------- --------------------------------------------------------------
Chele Quintos, Assistant General Counsel                Assistant General Counsel, FTP; Associate, Jones Day
------------------------------------------------------- --------------------------------------------------------------
Scott Hall, Managing Director                           Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Andy Roggensack, Managing Director                      Managing Director, FTP
------------------------------------------------------- --------------------------------------------------------------
Chris Dixon, Senior Vice President                      Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------

                                     - 8 -

------------------------------------------------------- --------------------------------------------------------------
Jane Doyle, Senior Vice President                       Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Jon Carl Erickson, Senior Vice President                Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Ken Hass, Senior Vice President                         Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Jason Henry, Senior Vice President                      Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Daniel J. Lindquist, Senior Vice President              Senior Vice President, FTP since April 2004;
------------------------------------------------------- --------------------------------------------------------------
David G. McGarel, Senior Vice President                 Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Mitchell Mohr, Senior Vice President                    Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Joseph McDermott, Senior Vice President                 Chief Compliance Officer, FTA; Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Bob Porcellino, Senior Vice President                   Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Roger Testin, Senior Vice President                     Senior Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
James M. Dykas, Vice President                          Vice President, FTP since January 2005; Executive Director of Van Kampen Asset Management and Morgan Stanley Investment
                                                        Management (December 2002 to January 2005)
------------------------------------------------------- --------------------------------------------------------------
James P. Koeneman, Vice President                       Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Alan Rooney, Vice President                             Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Ronda Saeli, Vice President                             Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Kirk Sims, Vice President                               Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Walter E. Stubbings, Jr., Vice President                Vice President, FTP since July 2004;
------------------------------------------------------- --------------------------------------------------------------
Rick Swiatek, Vice President                            Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Mike Zinsky, Vice President                             Vice President, FTP since April 2005; Tax Senior Manager,
                                                        Blackman Kallick (September 2004 through April 2005); Tax
                                                        Senior Manager, Deloitte & Touche (1998 through April 2005)
------------------------------------------------------- --------------------------------------------------------------
Brad Bradley, Assistant Vice President                  Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Kitty Collins, Assistant Vice President                 Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Kelley Christensen, Assistant Vice President            Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Lynae Peays, Assistant Vice President                   Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Omar Sepulveda, Assistant Vice President                Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
John Sherren, Assistant Vice President                  Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------
Michael Stange, Assistant Vice President                Assistant Vice President, FTP
------------------------------------------------------- --------------------------------------------------------------

                                     - 9 -


b) Sub-Adviser. Aberdeen Asset Management Inc. serves as an investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and (ii) the Form ADV of Aberdeen Asset Management Inc. (File No. 801-49966) filed with the Commission, all of which are incorporated herein by reference.


Item 31: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.


Item 32: Management Services

Not applicable.


Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                     - 10 -


6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 28th day of August, 2006.

                                                FIRST TRUST/ABERDEEN EMERGING
                                                OPPORTUNITY FUND

                                                By: /s/ James A. Bowen
                                                    ---------------------------
                                                    James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

------------------------ -------------------------------------- ----------------
Signature                Title                                  Date
------------------------ -------------------------------------- ----------------
/s/ James A. Bowen       President, Chairman of the Board       August 28, 2006
---------------------    and Trustee (Principal Executive
James A. Bowen           Officer)
------------------------ -------------------------------------- ----------------
/s/ Mark R. Bradley      Chief Financial Officer and            August 28, 2006
---------------------    Treasurer (Principal Financial
Mark R. Bradley          and Accounting Officer)
------------------------ -------------------------------------- ----------------
Richard E. Erickson(1)   Trustee                      )
------------------------ ---------------------------- ) By: /s/ W. Scott Jardine
Thomas R. Kadlec(1)      Trustee                      )     --------------------
------------------------ ---------------------------- )      W. Scott Jardine
Robert F. Keith(1)       Trustee                      )      Attorney-In-Fact
------------------------ ---------------------------- )      August 28, 2006
Niel B. Nielson(1)       Trustee                      )
------------------------ ------------------------------------------------------

(1) Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Pre-Effective Amendment No. 2 is filed, were previously executed and were filed as an exhibit on July 20, 2006 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-134540).

                                INDEX TO EXHIBITS

d.   Form of Share Certificate.

e.   Terms and Conditions of the Dividend Reinvestment Plan.

g.1 Investment Management Agreement between Registrant and First Trust Advisors L.P.

g.2 Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Aberdeen Asset Management Inc.

h.1  Form of Purchase Agreement.

j.   Form of Custodian Services Agreement between Registrant and PFPC Trust
     Company.

k.1  Form of Transfer Agency Services Agreement between Registrant and PFPC Inc.

k.2  Form of Administration and Accounting Services Agreement.

l.1  Opinion and consent of Chapman and Cutler LLP.

l.2  Opinion and consent of Bingham McCutchen LLP.

n.   Consent of Independent Registered Public Accounting Firm.

p.   Subscription Agreement between Registrant and First Trust Advisors L.P.

r.1  Code of Ethics of Registrant.

r.2  Code of Ethics of First Trust Portfolios L.P.

r.3  Code of Ethics of First Trust Advisors L.P.

r.4  Code of Ethics of Aberdeen Asset Management Inc.